UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series:

Wells Fargo VT Discovery Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Omega Growth Fund, Wells Fargo VT Opportunity Fund, and Wells Fargo VT Small Cap Growth Fund.

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

June 30, 2016

Wells Fargo VT Discovery Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo VT Discovery Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Although markets gyrated significantly following the U.K.’s surprising decision to leave the E.U. (Brexit), U.S. stocks generally delivered positive results overall for the six-month reporting period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Discovery Fund for the six-month period that ended June 30, 2016. During this period, which began with the first quarter of 2016, U.S. and international stock markets experienced heightened volatility, with intermittent rebounds interspersed with sell-offs. The U.S. economy displayed resilience throughout the period, although growth was somewhat sluggish amid ongoing pressures that included slowing growth in China, a strengthening U.S. dollar, and uncertainty regarding interest-rate increases by the U.S. Federal Reserve (Fed); international economies faced deeper ongoing challenges. During June 2016, global markets became especially volatile as the U.K.’s vote over whether to leave the European Union (E.U.) approached. Although markets gyrated significantly following the U.K.’s surprising decision to leave the E.U. (Brexit), U.S. stocks generally delivered positive results overall for the six-month reporting period. International emerging markets also delivered positive results, while international developed markets generally declined.

In the first quarter of 2016, market volatility increased globally amid ongoing concerns.

Stock markets worldwide fluctuated widely in the first quarter of 2016. Most declined sharply in the first six weeks of the year on concerns such as weak global growth, falling commodity prices, and uncertainty over the timing and impact of the Fed’s interest-rate increases. As the quarter progressed, fears abated somewhat and global markets generally rallied back. The U.S. economy ended the quarter on a positive note as much of the quarter’s data reflected resiliency.

With ongoing uncertainties about global growth and financial markets, however, the Fed held off from raising the target interest rate during the quarter. Outside the U.S., the eurozone fell into deflation in February; in response, the European Central Bank announced an expansion of its stimulus program. In China, the government in March set a growth rate of 6.5% to 7.0% for 2016, an acknowledgment that the country’s growth has been slowing. In emerging markets, although central-bank stimulus and improved prices for oil and other commodities led to stock-market rallies in the quarter, many of these countries’ economies face credit downgrades due to challenges such as the likelihood of a stronger U.S. dollar, which would make dollar-denominated debt more expensive.

Worries over interest rates and the U.K.’s vote largely drove the markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose some steam in early May on worries that a possible June interest-rate increase by the Fed could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U.

The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets plummeted as investors worldwide worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and

Letter to shareholders (unaudited)	Wells Fargo VT Discovery Fund	3

not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT Discovery Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Chris Warner, CFA®

Average annual total returns (%) as of June 30, 2016

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	5-8-1992	(9.58)	9.03	8.98	1.17	1.15
Russell 2500TM Growth Index[3]	–	(7.69)	9.27	7.96	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Discovery Fund	5

Ten largest holdings (%) as of June 30, 2016[4]
CoStar Group Incorporated	2.57
KAR Auction Services Incorporated	2.41
Zayo Group Holdings Incorporated	2.39
ServiceMaster Global Holdings Incorporated	2.30
Allegion plc	2.22
Tyler Technologies Incorporated	2.11
Aramark	1.91
VCA Incorporated	1.90
DexCom Incorporated	1.87
A.O. Smith Corporation	1.87

Sector distribution as of June 30, 2016[5]

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has committed through April 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Russell 2500TM Growth Index measures the performance of those Russell 2500 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class 2
Actual	$1,000.00	$1,008.46	$5.74	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Discovery Fund	7

Security name	Shares	Value

Common Stocks: 98.65%

Consumer Discretionary: 21.69%

Auto Components: 0.82%
Gentherm Incorporated †	28,533	$977,255

Distributors: 1.09%
Pool Corporation	13,900	1,307,017

Diversified Consumer Services: 4.15%
Bright Horizons Family Solutions Incorporated †	33,300	2,208,123
ServiceMaster Global Holdings Incorporated †	68,825	2,739,235

		4,947,358

Hotels, Restaurants & Leisure: 5.90%
Aramark	68,100	2,275,902
Dave & Buster’s Entertainment Incorporated †	27,683	1,295,288
Six Flags Entertainment Corporation	27,300	1,582,035
Vail Resorts Incorporated	13,700	1,893,751

		7,046,976

Media: 1.60%
Cinemark Holdings Incorporated	52,300	1,906,858

Specialty Retail: 6.18%
Burlington Stores Incorporated †	31,800	2,121,378
Lithia Motors Incorporated Class A	11,800	838,626
Sally Beauty Holdings Incorporated †	50,100	1,473,441
The Michaels Companies Incorporated †	60,568	1,722,554
ULTA Salon, Cosmetics and Fragrance Incorporated †	5,000	1,218,200

		7,374,199

Textiles, Apparel & Luxury Goods: 1.95%
Coach Incorporated	34,900	1,421,826
Columbia Sportswear Company	15,776	907,751

		2,329,577

Consumer Staples: 1.50%

Beverages: 1.50%
Constellation Brands Incorporated Class A	10,800	1,786,320

Energy: 0.92%

Oil, Gas & Consumable Fuels: 0.92%
Diamondback Energy Incorporated †	12,100	1,103,641

Financials: 5.50%

Capital Markets: 3.52%
Evercore Partners Incorporated Class A	28,600	1,263,834
Raymond James Financial Incorporated	17,900	882,470
SEI Investments Company	42,700	2,054,297

		4,200,601

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Discovery Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Real Estate Management & Development: 1.16%
CBRE Group Incorporated Class A †	52,400	$1,387,552

Thrifts & Mortgage Finance: 0.82%
LendingTree Incorporated †«	10,993	971,012

Health Care: 17.54%

Biotechnology: 2.74%
Alnylam Pharmaceuticals Incorporated †	10,023	556,176
bluebird bio Incorporated †«	9,700	419,913
Ligand Pharmaceuticals Incorporated †«	11,221	1,338,329
Ophthotech Corporation †	6,600	336,798
Prothena Corporation plc †«	8,741	305,585
Ultragenyx Pharmaceutical Incorporated †	6,300	308,133

		3,264,934

Health Care Equipment & Supplies: 6.90%
Align Technology Incorporated †	23,200	1,868,760
DexCom Incorporated †	28,156	2,233,615
Integra LifeSciences Holdings Corporation	23,000	1,834,940
Nevro Corporation †«	19,296	1,423,273
Teleflex Incorporated	4,932	874,493

		8,235,081

Health Care Providers & Services: 5.08%
Amedisys Incorporated †	28,900	1,458,872
HealthEquity Incorporated †	48,654	1,478,352
Surgical Care Affiliates Incorporated †	17,945	855,438
VCA Incorporated †	33,600	2,271,696

		6,064,358

Health Care Technology: 1.35%
Veeva Systems Incorporated Class A †	47,157	1,608,997

Life Sciences Tools & Services: 1.47%
Cambrex Corporation †	33,934	1,755,406

Industrials: 21.94%

Aerospace & Defense: 1.21%
Orbital ATK Incorporated	17,000	1,447,380

Airlines: 1.52%
Spirit Airlines Incorporated †	40,300	1,808,261

Building Products: 5.36%
A.O. Smith Corporation	25,300	2,229,183
Allegion plc	38,200	2,652,226
Masonite International Corporation †	22,900	1,514,606

		6,396,015

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Discovery Fund	9

Security name	Shares	Value

Commercial Services & Supplies: 3.85%
KAR Auction Services Incorporated	68,915	$2,876,512
Waste Connections Incorporated	23,900	1,721,995

		4,598,507

Electrical Equipment: 1.08%
Acuity Brands Incorporated	5,219	1,294,103

Industrial Conglomerates: 1.36%
Carlisle Companies Incorporated	15,357	1,622,928

Machinery: 2.31%
John Bean Technologies Corporation	18,714	1,145,671
Proto Labs Incorporated †«	11,100	638,916
WABCO Holdings Incorporated †	10,600	970,642

		2,755,229

Professional Services: 1.57%
TransUnion †	55,850	1,867,624

Road & Rail: 2.00%
J.B. Hunt Transport Services Incorporated	14,700	1,189,671
Kansas City Southern	13,300	1,198,197

		2,387,868

Trading Companies & Distributors: 1.68%
HD Supply Holdings Incorporated †	57,639	2,006,990

Information Technology: 25.63%

Communications Equipment: 1.19%
Harris Corporation	17,000	1,418,480

Electronic Equipment, Instruments & Components: 2.76%
Cognex Corporation	25,376	1,093,706
FLIR Systems Incorporated	43,900	1,358,705
Universal Display Corporation †	12,400	840,720

		3,293,131

Internet Software & Services: 3.27%
CoStar Group Incorporated †	14,019	3,065,395
Yandex NV Class A †	38,502	841,269

		3,906,664

IT Services: 7.52%
Broadridge Financial Solutions Incorporated	32,600	2,125,520
EPAM Systems Incorporated †	27,619	1,776,178
Euronet Worldwide Incorporated †	22,793	1,577,048
Vantiv Incorporated Class A †	25,053	1,418,000
WEX Incorporated †	23,500	2,083,745

		8,980,491

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Discovery Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name		Shares	Value

Software: 10.89%
Guidewire Software Incorporated †		30,891	$1,907,828
HubSpot Incorporated †«		28,900	1,254,838
Paycom Software Incorporated †		49,722	2,148,488
Secureworks Corporation Class A †«		37,931	534,827
ServiceNow Incorporated †		29,400	1,952,160
Tableau Software Incorporated Class A †		17,837	872,586
Take-Two Interactive Software Incorporated †		47,700	1,808,784
Tyler Technologies Incorporated †		15,075	2,513,153

			12,992,664

Materials: 1.54%

Construction Materials: 1.54%
Vulcan Materials Company		15,300	1,841,508

Telecommunication Services: 2.39%

Diversified Telecommunication Services: 2.39%
Zayo Group Holdings Incorporated †		102,112	2,851,987

Total Common Stocks (Cost $103,135,433)			117,736,972

	Yield

Short-Term Investments: 6.36%

Investment Companies: 6.36%
Securities Lending Cash Investments LLC (l)(r)(u)	0.47%	5,183,425	5,183,425
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	2,413,178	2,413,178

Total Short-Term Investments (Cost $7,596,603)			7,596,603

Total investments in securities (Cost $110,732,036) *	105.01%	125,333,575
Other assets and liabilities, net	(5.01)	(5,984,300)

Total net assets	100.00%	$119,349,275

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $110,978,118 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,271,845
Gross unrealized losses	(3,916,388)

Net unrealized gains	$14,355,457

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016 (unaudited)	Wells Fargo VT Discovery Fund	11

Assets
Investments
In unaffiliated securities (including $5,072,802 of securities loaned), at value (cost $103,135,433)	$117,736,972
In affiliated securities, at value (cost $7,596,603)	7,596,603

Total investments, at value (cost $110,732,036)	125,333,575
Cash	4,584
Receivable for investments sold	540,316
Receivable for Fund shares sold	13,715
Receivable for dividends	57,063
Receivable for securities lending income	11,497
Prepaid expenses and other assets	3,205

Total assets	125,963,955

Liabilities
Payable for investments purchased	1,152,364
Payable for Fund shares redeemed	136,195
Payable upon receipt of securities loaned	5,183,425
Management fee payable	71,225
Distribution fee payable	24,538
Administration fee payable	7,852
Accrued expenses and other liabilities	39,081

Total liabilities	6,614,680

Total net assets	$119,349,275

NET ASSETS CONSIST OF
Paid-in capital	$97,994,584
Accumulated net investment loss	(290,450)
Accumulated net realized gains on investments	7,043,602
Net unrealized gains on investments	14,601,539

Total net assets	$119,349,275

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$119,349,275
Shares outstanding – Class 2[1]	4,553,930
Net asset value per share – Class 2	$26.21

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Discovery Fund	Statement of operations—six months ended June 30, 2016 (unaudited)

Investment income
Dividends	$325,869
Securities lending income, net	29,426
Income from affiliated securities	3,591

Total investment income	358,886

Expenses
Management fee	423,480
Administration fee
Class 2	45,171
Distribution fee
Class 2	141,160
Custody and accounting fees	12,779
Professional fees	17,764
Shareholder report expenses	15,049
Trustees’ fees and expenses	7,350
Other fees and expenses	2,224

Total expenses	664,977
Less: Fee waivers and/or expense reimbursements	(15,641)

Net expenses	649,336

Net investment loss	(290,450)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on investments	(1,703,319)
Net change in unrealized gains (losses) on investments	2,504,078

Net realized and unrealized gains (losses) on investments	800,759

Net increase in net assets resulting from operations	$510,309

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo VT Discovery Fund	13

	Six months ended June 30, 2016 (unaudited)		Year ended December 31, 2015

Operations
Net investment loss		$(290,450)		$(1,004,481)
Net realized gains (losses) on investments		(1,703,319)		9,025,317
Net change in unrealized gains (losses) on investments		2,504,078		(9,495,134)

Net increase (decrease) in net assets resulting from operations		510,309		(1,474,298)

Distributions to shareholders from
Net realized gains – Class 2		0		(20,334,034)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	203,394	4,933,624	505,503	14,950,495
Reinvestment of distributions – Class 2	0	0	708,256	20,334,034
Payment for shares redeemed – Class 2	(529,710)	(12,933,359)	(843,307)	(25,127,064)

Net increase (decrease) in net assets resulting from capital share transactions		(7,999,735)		10,157,465

Total decrease in net assets		(7,489,426)		(11,650,867)

Net assets
Beginning of period		126,838,701		138,489,568

End of period		$119,349,275		$126,838,701

Undistributed (accumulated) net investment income (loss)		$(290,450)		$0

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)	Year ended December 31
CLASS 2		2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.99	$30.71	$35.20	$25.16	$21.37	$21.28
Net investment loss	(0.06)	(0.21)	(0.22)	(0.17)	(0.01)	(0.18)
Net realized and unrealized gains (losses) on investments	0.28	0.21	0.16	11.06	3.80	0.27

Total from investment operations	0.22	0.00	(0.06)	10.89	3.79	0.09
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.00)[1]	0.00	0.00
Net realized gains	0.00	(4.72)	(4.43)	(0.85)	0.00	0.00

Total distributions to shareholders	0.00	(4.72)	(4.43)	(0.85)	0.00	0.00
Net asset value, end of period	$26.21	$25.99	$30.71	$35.20	$25.16	$21.37
Total return[2]	0.85%	(1.46)%	0.36%	43.80%	17.74%	0.42%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.17%	1.14%	1.16%	1.21%	1.18%
Net expenses	1.15%	1.15%	1.14%	1.15%	1.15%	1.15%
Net investment loss	(0.51)%	(0.72)%	(0.68)%	(0.56)%	(0.03)%	(0.75)%
Supplemental data
Portfolio turnover rate	35%	90%	79%	88%	98%	113%
Net assets, end of period (000s omitted)	$119,349	$126,839	$138,490	$158,451	$111,458	$98,099

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo VT Discovery Fund	15

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

16	Wells Fargo VT Discovery Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo VT Discovery Fund	17

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$25,889,240	$0	$0	$25,889,240
Consumer staples	1,786,320	0	0	1,786,320
Energy	1,103,641	0	0	1,103,641
Financials	6,559,165	0	0	6,559,165
Health care	20,928,776	0	0	20,928,776
Industrials	26,184,905	0	0	26,184,905
Information technology	30,591,430	0	0	30,591,430
Materials	1,841,508	0	0	1,841,508
Telecommunication services	2,851,987	0	0	2,851,987

Short-term investments
Investment companies	2,413,178	0	0	2,413,178
Investments measured at net asset value*				5,183,425
Total assets	$120,150,150	$0	$0	$125,333,575

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,183,425 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.58% as the average daily net assets of the Fund increase. For the six months ended June 30, 2016, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2017 to waive fees and/or reimburse expenses to

18	Wells Fargo VT Discovery Fund	Notes to financial statements (unaudited)

the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2016 were $41,010,152 and $48,815,913, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo VT Discovery Fund	19

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20	Wells Fargo VT Discovery Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo VT Discovery Fund	21

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-260-5969 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

22	Wells Fargo VT Discovery Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Discovery Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

Other information (unaudited)	Wells Fargo VT Discovery Fund	23

The Board noted that the performance of the Fund was higher than or in range of the average performance of the Universe for all periods under review except the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2500TM Growth Index, for all periods under review except the ten-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

24	Wells Fargo VT Discovery Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo VT Discovery Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244417 08-16 SVT1/SAR138 6-16

Semi-Annual Report

June 30, 2016

Wells Fargo VT Index Asset Allocation Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo VT Index Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

During much of the period, investors appeared to focus on macrolevel economic issues such as recessionary fears, inconsistent global growth data, and geopolitical concerns rather than fundamental company and business characteristics.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Index Asset Allocation Funds for the six-month period that ended June 30, 2016. During much of the period, investors appeared to focus on macrolevel economic issues such as recessionary fears, inconsistent global growth data, and geopolitical concerns rather than fundamental company and business characteristics. Global equity, bond, and currency markets were volatile due to these concerns and equity performance, particularly in developed markets overseas, was restrained.

Just before the period ended, the decision of referendum voters in the U.K. to leave the European Union (E.U.) injected new uncertainty into the markets and sent stock prices and bond yields significantly lower. Regional equity markets recovered to varying degrees in the days that followed the vote, while bond prices remained elevated and yields lower as investors sought perceived safe havens due to their short-term fears.

Shifting investor sentiment reflected changing economic and business data.

The S&P 500 Index,1 a common measure of U.S. stock performance, recorded a gain of 3.84% for the six-month period that ended June 30, 2016. As anticipated, the U.S. Federal Reserve (Fed) increased the federal funds rate in December and suggested it planned to pursue additional increases in 2016. During the first six weeks of 2016, the index suffered the worst loss to open a year on record before reversing course in mid-February and trending higher fitfully through the end of June 2016. Improving domestic economic data and the Fed’s indications that it would maintain accommodative monetary policies helped improve investor sentiment. The U.S. dollar continued to strengthen, which negatively affected investment returns and U.S. corporate profits earned overseas.

Overseas, global equity markets hit low points during the first six weeks of 2016 before starting to rebound in the middle of February 2016 when business data improved and central bankers reasserted their commitment to initiatives intended to encourage economic activity. The People’s Bank of China (PBOC) continued a practice of allowing the value of the country’s currency to decline in an attempt to bolster exports. In addition, the PBOC reduced reserve ratios, which also was intended to encourage lending. The European Central Bank (ECB) pushed the deposit interest rate further into negative territory. The negative interest-rate policy is intended to encourage banks to lend their assets rather than keep them on deposit. The ECB also expanded its bond-buying program, which injects liquidity into the markets and encourages investment. The Bank of Japan (BOJ) followed the ECB’s lead by setting a negative deposit rate and continued its own bond-buying program.

For the six-month reporting period, the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net)2 recorded a return of -10.24%. In contrast, the MSCI Emerging Markets (EM) Index (Net)3 earned a return

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo VT Index Asset Allocation Fund	3

of 6.41% as investors appeared to realize the investment opportunities available in markets where stock prices have declined substantially in recent years.

A December federal funds rate increase marked divergence of central bank policies.

Bond markets were volatile as well. The Fed’s decision to tighten credit conditions through higher interest rates in December 2015 contrasted with actions by the ECB, the PBOC, and the BOJ. In January 2016, amid falling stock markets, U.S. corporate profits declined for the second consecutive quarter. The Fed expressed hesitancy about additional credit tightening in the near term, which investors appeared to read as accommodative of business activity. Overall, policy actions of central banks and intermittently positive economic data heartened investors. The bond markets received heightened interest as a perceived safe haven after the U.K. referendum to leave the E.U.

Bonds, particularly those in international markets, benefited during the period, with the Barclays Global Aggregate ex U.S. Dollar Bond Index4 gaining 11.94%, the Barclays U.S. Aggregate Bond Index5 gaining 5.31%, and the Barclays U.S. Treasury Index6 adding 5.37% during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

[4]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

4	Wells Fargo VT Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of June 30, 2016

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	4-15-1994	3.95	11.29	7.09	1.10	1.00
Index Asset Allocation Composite Index[3]	–	5.16	11.95	8.55	–	–
Barclays U.S. Treasury Index[4]	–	6.22	3.53	4.86	–	–
S&P 500 Index[5]	–	3.99	12.10	7.42	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Index Asset Allocation Fund	5

Ten largest holdings (%) as of June 30, 2016[6]
Apple Incorporated	1.72
Microsoft Corporation	1.32
Exxon Mobil Corporation	1.28
Johnson & Johnson	1.10
General Electric Company	0.95
Amazon.com Incorporated	0.91
Berkshire Hathaway Incorporated Class B	0.89
AT&T Incorporated	0.87
Facebook Incorporated Class A	0.87
Verizon Communications Incorporated	0.75

Equity sector distribution as of June 30, 2016[7]

Neutral target allocation

Current target allocation as of June 30, 2016[8]

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has committed through April 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The Index Asset Allocation Composite Index is weighted 40% in the Barclays U.S. Treasury Index and 60% in the S&P 500 Index. You cannot invest directly in an index.

[4]	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]	Current target allocation includes the effect of any tactical futures overlay that may be in place. The amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other

Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class 2
Actual	$1,000.00	$1,036.29	$5.06	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	7

Security name	Shares	Value

Common Stocks: 59.76%

Consumer Discretionary: 7.33%

Auto Components: 0.19%
BorgWarner Incorporated	588	$17,358
Delphi Automotive plc	737	46,136
Johnson Controls Incorporated	1,751	77,499
The Goodyear Tire & Rubber Company	718	18,424

		159,417

Automobiles: 0.32%
Ford Motor Company	10,540	132,488
General Motors Company	3,785	107,116
Harley-Davidson Incorporated	489	22,152

		261,756

Distributors: 0.08%
Genuine Parts Company	404	40,905
LKQ Corporation †	828	26,248

		67,153

Diversified Consumer Services: 0.02%
H&R Block Incorporated	606	13,938

Hotels, Restaurants & Leisure: 1.03%
Carnival Corporation	1,184	52,333
Chipotle Mexican Grill Incorporated †	79	31,818
Darden Restaurants Incorporated	307	19,445
Marriott International Incorporated Class A «	515	34,227
McDonald’s Corporation	2,371	285,326
Royal Caribbean Cruises Limited	453	30,419
Starbucks Corporation	3,956	225,967
Starwood Hotels & Resorts Worldwide Incorporated	455	33,647
Wyndham Worldwide Corporation	302	21,511
Wynn Resorts Limited	219	19,850
Yum! Brands Incorporated	1,101	91,295

		845,838

Household Durables: 0.29%
D.R. Horton Incorporated	891	28,049
Garmin Limited	316	13,405
Harman International Industries Incorporated	190	13,646
Leggett & Platt Incorporated	362	18,502
Lennar Corporation Class A	495	22,820
Mohawk Industries Incorporated †	172	32,639
Newell Rubbermaid Incorporated	1,233	59,887
PulteGroup Incorporated	850	16,567
Whirlpool Corporation	204	33,995

		239,510

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail: 1.31%
Amazon.com Incorporated †	1,044	$747,107
Expedia Incorporated	316	33,591
Netflix Incorporated †	1,156	105,751
The Priceline Group Incorporated †	134	167,287
TripAdvisor Incorporated †	308	19,804

		1,073,540

Leisure Products: 0.07%
Hasbro Incorporated	302	25,365
Mattel Incorporated	919	28,756

		54,121

Media: 1.62%
CBS Corporation Class B	1,121	61,027
Comcast Corporation Class A	6,531	425,756
Discovery Communications Incorporated Class A †	406	10,243
Discovery Communications Incorporated Class C †	644	15,359
Interpublic Group of Companies Incorporated	1,086	25,087
News Corporation Class A	1,027	11,656
News Corporation Class B	290	3,384
Omnicom Group Incorporated	641	52,235
Scripps Networks Interactive Incorporated Class A	256	15,941
Tegna Incorporated	588	13,624
The Walt Disney Company	4,032	394,410
Time Warner Incorporated	2,124	156,199
Twenty-First Century Fox Incorporated Class A	2,960	80,068
Twenty-First Century Fox Incorporated Class B	1,164	31,719
Viacom Incorporated Class B	936	38,816

		1,335,524

Multiline Retail: 0.37%
Dollar General Corporation	766	72,004
Dollar Tree Incorporated †	635	59,842
Kohl’s Corporation	496	18,808
Macy’s Incorporated	833	27,997
Nordstrom Incorporated	346	13,165
Target Corporation	1,591	111,084

		302,900

Specialty Retail: 1.54%
Advance Auto Parts Incorporated	198	32,003
AutoNation Incorporated †	191	8,973
AutoZone Incorporated †	80	63,507
Bed Bath & Beyond Incorporated	417	18,023
Best Buy Company Incorporated	761	23,287
CarMax Incorporated †	523	25,643
Foot Locker Incorporated	367	20,134
L Brands Incorporated	683	45,850
Lowe’s Companies Incorporated	2,393	189,454

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	9

Security name	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive Incorporated †	260	$70,486
Ross Stores Incorporated	1,085	61,509
Signet Jewelers Limited	210	17,306
Staples Incorporated	1,746	15,051
The Gap Incorporated	612	12,987
The Home Depot Incorporated	3,360	429,038
The TJX Companies Incorporated	1,786	137,933
Tiffany & Company	295	17,889
Tractor Supply Company	360	32,825
ULTA Salon, Cosmetics and Fragrance Incorporated †	169	41,175
Urban Outfitters Incorporated †	233	6,408

		1,269,481

Textiles, Apparel & Luxury Goods: 0.49%
Coach Incorporated	750	30,555
HanesBrands Incorporated	1,019	25,607
Michael Kors Holdings Limited †	476	23,552
Nike Incorporated Class B	3,596	198,499
PVH Corporation	218	20,542
Ralph Lauren Corporation	154	13,801
Under Armour Incorporated Class A	494	19,824
Under Armour Incorporated Class C †	497	18,108
VF Corporation	901	55,402

		405,890

Consumer Staples: 6.31%

Beverages: 1.40%
Brown-Forman Corporation Class B	271	27,035
Constellation Brands Incorporated Class A	476	78,730
Dr Pepper Snapple Group Incorporated	502	48,508
Molson Coors Brewing Company Class B	497	50,262
Monster Beverage Corporation †	380	61,070
PepsiCo Incorporated	3,901	413,272
The Coca-Cola Company	10,517	476,736

		1,155,613

Food & Staples Retailing: 1.40%
Costco Wholesale Corporation	1,183	185,778
CVS Health Corporation	2,901	277,742
Sysco Corporation	1,416	71,848
The Kroger Company	2,576	94,771
Wal-Mart Stores Incorporated	4,125	301,208
Walgreens Boots Alliance Incorporated	2,334	194,352
Whole Foods Market Incorporated	867	27,761

		1,153,460

Food Products: 1.11%
Archer Daniels Midland Company	1,587	68,066
Campbell Soup Company	484	32,201

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Food Products (continued)
ConAgra Foods Incorporated	1,178	$56,320
General Mills Incorporated	1,605	114,469
Hormel Foods Corporation	729	26,681
Kellogg Company	680	55,522
McCormick & Company Incorporated	311	33,174
Mead Johnson Nutrition Company	504	45,738
Mondelez International Incorporated Class A	4,192	190,778
The Hershey Company	379	43,013
The J.M. Smucker Company	323	49,228
The Kraft Heinz Company	1,609	142,364
Tyson Foods Incorporated Class A	811	54,167

		911,721

Household Products: 1.22%
Church & Dwight Company Incorporated	346	35,600
Colgate-Palmolive Company	2,412	176,558
Kimberly-Clark Corporation	973	133,768
The Clorox Company	349	48,298
The Procter & Gamble Company	7,190	608,777

		1,003,001

Personal Products: 0.07%
The Estee Lauder Companies Incorporated Class A	601	54,703

Tobacco: 1.11%
Altria Group Incorporated	5,284	364,385
Philip Morris International	4,190	426,207
Reynolds American Incorporated	2,235	120,534

		911,126

Energy: 4.42%

Energy Equipment & Services: 0.66%
Baker Hughes Incorporated	1,182	53,344
Diamond Offshore Drilling Incorporated «	173	4,209
FMC Technologies Incorporated †	611	16,295
Halliburton Company	2,320	105,073
Helmerich & Payne Incorporated	291	19,535
National Oilwell Varco Incorporated	1,018	34,256
Schlumberger Limited	3,753	296,787
Transocean Limited	926	11,010

		540,509

Oil, Gas & Consumable Fuels: 3.76%
Anadarko Petroleum Corporation	1,379	73,432
Apache Corporation	1,022	56,895
Cabot Oil & Gas Corporation	1,256	32,329
Chesapeake Energy Corporation †	1,578	6,754
Chevron Corporation	5,090	533,585
Cimarex Energy Company	255	30,427
Columbia Pipeline Group Incorporated	1,079	27,504

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Concho Resources Incorporated †	351	$41,864
ConocoPhillips	3,345	145,842
Devon Energy Corporation	1,415	51,294
EOG Resources Incorporated	1,486	123,962
EQT Corporation	466	36,082
Exxon Mobil Corporation	11,201	1,049,982
Hess Corporation	711	42,731
Kinder Morgan Incorporated	4,943	92,533
Marathon Oil Corporation	2,289	34,358
Marathon Petroleum Corporation	1,430	54,283
Murphy Oil Corporation	437	13,875
Newfield Exploration Company †	531	23,460
Noble Energy Incorporated	1,157	41,502
Occidental Petroleum Corporation	2,063	155,880
ONEOK Incorporated	567	26,904
Phillips 66 Company	1,263	100,206
Pioneer Natural Resources Company	441	66,684
Range Resources Corporation	458	19,758
Southwestern Energy Company †	1,045	13,146
Spectra Energy Corporation	1,847	67,656
Tesoro Corporation	323	24,199
The Williams Companies Incorporated	1,844	39,886
Valero Energy Corporation	1,269	64,719

		3,091,732

Financials: 9.41%

Banks: 3.12%
Bank of America Corporation	27,748	368,216
BB&T Corporation	2,217	78,947
Citigroup Incorporated	7,927	336,026
Citizens Financial Group Incorporated	1,428	28,531
Comerica Incorporated	473	19,454
Fifth Third Bancorp	2,073	36,464
Huntington Bancshares Incorporated	2,158	19,293
JPMorgan Chase & Company	9,878	613,819
KeyCorp	2,275	25,139
M&T Bank Corporation	429	50,721
People’s United Financial Incorporated	839	12,300
PNC Financial Services Group Incorporated	1,349	109,795
Regions Financial Corporation	3,422	29,121
SunTrust Banks Incorporated	1,354	55,622
US Bancorp	4,383	176,766
Wells Fargo & Company (l)	12,480	590,678
Zions Bancorporation	553	13,897

		2,564,789

Capital Markets: 1.05%
Affiliated Managers Group Incorporated †	145	20,412
Ameriprise Financial Incorporated	448	40,253

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corporation	2,909	$113,015
BlackRock Incorporated	339	116,118
Charles Schwab Corporation	3,248	82,207
E*TRADE Financial Corporation †	752	17,664
Franklin Resources Incorporated	995	33,203
Goldman Sachs Group Incorporated	1,043	154,969
Invesco Limited	1,126	28,758
Legg Mason Incorporated	284	8,375
Morgan Stanley	4,081	106,024
Northern Trust Corporation	579	38,365
State Street Corporation	1,069	57,640
T. Rowe Price Group Incorporated	670	48,890

		865,893

Consumer Finance: 0.42%
American Express Company	2,184	132,700
Capital One Financial Corporation	1,383	87,834
Discover Financial Services	1,113	59,646
Navient Corporation	893	10,671
Synchrony Financial †	2,252	56,931

		347,782

Diversified Financial Services: 1.29%
Berkshire Hathaway Incorporated Class B †	5,062	732,927
CME Group Incorporated	915	89,121
Intercontinental Exchange Incorporated	321	82,163
Leucadia National Corporation	900	15,597
Moody’s Corporation	456	42,732
S&P Global Incorporated	715	76,691
The NASDAQ OMX Group Incorporated	310	20,048

		1,059,279

Insurance: 1.59%
AFLAC Incorporated	1,118	80,675
American International Group Incorporated	3,023	159,886
Aon plc	715	78,099
Arthur J. Gallagher & Company	478	22,753
Assurant Incorporated	166	14,327
Chubb Limited	1,254	163,910
Cincinnati Financial Corporation	399	29,881
Lincoln National Corporation	645	25,007
Loews Corporation	723	29,708
Marsh & McLennan Companies Incorporated	1,408	96,392
MetLife Incorporated	2,968	118,215
Principal Financial Group Incorporated	727	29,887
Prudential Financial Incorporated	1,193	85,109
The Allstate Corporation	1,011	70,719
The Hartford Financial Services Group Incorporated	1,062	47,132
The Progressive Corporation	1,575	52,763

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	13

Security name	Shares	Value

Insurance (continued)
The Travelers Companies Incorporated	789	$93,923
Torchmark Corporation	302	18,670
UnumProvident Corporation	641	20,377
Willis Towers Watson plc	373	46,368
XL Group plc	768	25,582

		1,309,383

Real Estate Management & Development: 0.03%
CBRE Group Incorporated Class A †	788	20,866

REITs: 1.91%
American Tower Corporation	1,146	130,197
Apartment Investment & Management Company Class A	423	18,680
AvalonBay Communities Incorporated	370	66,744
Boston Properties Incorporated	414	54,607
Crown Castle International Corporation	910	92,301
Digital Realty Trust Incorporated	396	43,160
Equinix Incorporated	187	72,506
Equity Residential	987	67,985
Essex Property Trust Incorporated	176	40,144
Extra Space Storage Incorporated	338	31,279
Federal Realty Investment Trust	191	31,620
General Growth Properties Incorporated	1,574	46,937
HCP Incorporated	1,261	44,614
Host Hotels & Resorts Incorporated	2,018	32,712
Iron Mountain Incorporated	645	25,690
Kimco Realty Corporation	1,133	35,554
Prologis Incorporated	1,418	69,539
Public Storage Incorporated	398	101,725
Realty Income Corporation	695	48,205
Simon Property Group Incorporated	835	181,112
SL Green Realty Corporation	270	28,747
The Macerich Company	340	29,033
UDR Incorporated	721	26,619
Ventas Incorporated	913	66,485
Vornado Realty Trust	479	47,957
Welltower Incorporated	964	73,428
Weyerhaeuser Company	2,018	60,076

		1,567,656

Health Care: 8.98%

Biotechnology: 1.74%
AbbVie Incorporated	4,368	270,423
Alexion Pharmaceuticals Incorporated †	605	70,640
Amgen Incorporated	2,029	308,712
Biogen Incorporated †	592	143,157
Celgene Corporation †	2,092	206,334
Gilead Sciences Incorporated	3,597	300,062

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Incorporated †	210	$73,338
Vertex Pharmaceuticals Incorporated †	667	57,375

		1,430,041

Health Care Equipment & Supplies: 1.68%
Abbott Laboratories	3,969	156,021
Baxter International Incorporated	1,491	67,423
Becton Dickinson & Company	573	97,175
Boston Scientific Corporation †	3,665	85,651
C.R. Bard Incorporated	197	46,327
Danaher Corporation	1,618	163,418
Dentsply Sirona Incorporated	632	39,209
Edwards Lifesciences Corporation †	572	57,046
Hologic Incorporated †	654	22,628
Intuitive Surgical Incorporated †	103	68,125
Medtronic plc	3,798	329,552
St. Jude Medical Incorporated	767	59,826
Stryker Corporation	848	101,616
Varian Medical Systems Incorporated †	256	21,051
Zimmer Holdings Incorporated	537	64,644

		1,379,712

Health Care Providers & Services: 1.66%
Aetna Incorporated	947	115,657
AmerisourceBergen Corporation	495	39,263
Anthem Incorporated	710	93,251
Cardinal Health Incorporated	880	68,649
Centene Corporation †	460	32,830
Cigna Corporation	692	88,569
DaVita HealthCare Partners Incorporated †	440	34,021
Express Scripts Holding Company †	1,709	129,542
HCA Holdings Incorporated †	813	62,609
Henry Schein Incorporated †	221	39,073
Humana Incorporated	402	72,312
Laboratory Corporation of America Holdings †	276	35,955
McKesson Corporation	608	113,483
Patterson Companies Incorporated	224	10,727
Quest Diagnostics Incorporated	382	31,099
UnitedHealth Group Incorporated	2,568	362,602
Universal Health Services Incorporated Class B	242	32,452

		1,362,094

Health Care Technology: 0.06%
Cerner Corporation †	812	47,583

Life Sciences Tools & Services: 0.36%
Agilent Technologies Incorporated	885	39,259
Illumina Incorporated †	397	55,731
PerkinElmer Incorporated	294	15,411

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	15

Security name	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	1,062	$156,921
Waters Corporation †	218	30,662

		297,984

Pharmaceuticals: 3.48%
Allergan plc †	1,068	246,804
Bristol-Myers Squibb Company	4,509	331,637
Eli Lilly & Company	2,624	206,640
Endo International plc †	553	8,621
Johnson & Johnson	7,430	901,259
Mallinckrodt plc †	295	17,930
Merck & Company Incorporated	7,477	430,750
Mylan NV †	1,153	49,856
Perrigo Company plc	386	34,999
Pfizer Incorporated	16,383	576,845
Zoetis Incorporated	1,233	58,518

		2,863,859

Industrials: 5.89%

Aerospace & Defense: 1.57%
General Dynamics Corporation	776	108,050
Honeywell International Incorporated	2,058	239,387
L-3 Communications Holdings Incorporated	207	30,365
Lockheed Martin Corporation	708	175,704
Northrop Grumman Corporation	487	108,250
Raytheon Company	802	109,032
Rockwell Collins Incorporated	351	29,884
Textron Incorporated	725	26,506
The Boeing Company	1,617	210,000
TransDigm Group Incorporated †	143	37,708
United Technologies Corporation	2,102	215,560

		1,290,446

Air Freight & Logistics: 0.43%
C.H. Robinson Worldwide Incorporated	385	28,586
Expeditors International of Washington Incorporated	492	24,128
FedEx Corporation	674	102,300
United Parcel Service Incorporated Class B	1,864	200,790

		355,804

Airlines: 0.30%
Alaska Air Group Incorporated	332	19,352
American Airlines Group Incorporated	1,561	44,192
Delta Air Lines Incorporated	2,084	75,920
Southwest Airlines Company	1,725	67,637
United Continental Holdings Incorporated †	907	37,223

		244,324

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Building Products: 0.09%
Allegion plc	258	$17,913
Fortune Brands Home & Security Incorporated	411	23,826
Masco Corporation	899	27,815

		69,554

Commercial Services & Supplies: 0.26%
Cintas Corporation	233	22,864
Pitney Bowes Incorporated	509	9,060
Republic Services Incorporated	640	32,838
Stericycle Incorporated †	228	23,739
Tyco International plc	1,149	48,947
Waste Management Incorporated	1,115	73,891

		211,339

Construction & Engineering: 0.05%
Fluor Corporation	376	18,529
Jacobs Engineering Group Incorporated †	329	16,387
Quanta Services Incorporated †	408	9,433

		44,349

Electrical Equipment: 0.32%
Acuity Brands Incorporated	118	29,259
AMETEK Incorporated	630	29,125
Eaton Corporation plc	1,237	73,886
Emerson Electric Company	1,738	90,654
Rockwell Automation Incorporated	351	40,302

		263,226

Industrial Conglomerates: 1.36%
3M Company	1,638	286,847
General Electric Company	24,840	781,963
Roper Industries Incorporated	273	46,563

		1,115,373

Machinery: 0.76%
Caterpillar Incorporated	1,577	119,552
Cummins Incorporated	428	48,124
Deere & Company	806	65,318
Dover Corporation	419	29,045
Flowserve Corporation	352	15,900
Illinois Tool Works Incorporated	873	90,932
Ingersoll-Rand plc	695	44,258
Paccar Incorporated	947	49,121
Parker-Hannifin Corporation	363	39,222
Pentair plc	488	28,446
Snap-on Incorporated	157	24,778
Stanley Black & Decker Incorporated	405	45,044
Xylem Incorporated	483	21,566

		621,306

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	17

Security name	Shares	Value

Professional Services: 0.18%
Dun & Bradstreet Corporation	98	$11,940
Equifax Incorporated	321	41,216
Nielsen Holdings plc	975	50,671
Robert Half International Incorporated	354	13,509
Verisk Analytics Incorporated †	417	33,810

		151,146

Road & Rail: 0.47%
CSX Corporation	2,582	67,339
J.B. Hunt Transport Services Incorporated	240	19,423
Kansas City Southern	291	26,216
Norfolk Southern Corporation	798	67,934
Ryder System Incorporated	145	8,865
Union Pacific Corporation	2,271	198,145

		387,922

Trading Companies & Distributors: 0.10%
Fastenal Company «	780	34,624
United Rentals Incorporated †	238	15,970
W.W. Grainger Incorporated «	152	34,542

		85,136

Information Technology: 11.82%

Communications Equipment: 0.59%
Cisco Systems Incorporated	13,586	389,782
F5 Networks Incorporated †	180	20,491
Harris Corporation	336	28,036
Juniper Networks Incorporated	954	21,455
Motorola Solutions Incorporated	429	28,301

		488,065

Electronic Equipment, Instruments & Components: 0.21%
Amphenol Corporation Class A	831	47,641
Corning Incorporated	2,905	59,494
FLIR Systems Incorporated	371	11,482
TE Connectivity Limited	966	55,168

		173,785

Internet Software & Services: 2.47%
Akamai Technologies Incorporated †	474	26,511
Alphabet Incorporated Class A †	793	557,899
Alphabet Incorporated Class C †	797	551,604
eBay Incorporated	2,855	66,836
Facebook Incorporated Class A †	6,245	713,679
VeriSign Incorporated †	257	22,220
Yahoo! Incorporated †	2,360	88,642

		2,027,391

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

IT Services: 2.19%
Accenture plc Class A	1,685	$190,894
Alliance Data Systems Corporation †	159	31,151
Automatic Data Processing Incorporated	1,230	113,000
Cognizant Technology Solutions Corporation Class A †	1,636	93,645
CSRA Incorporated	370	8,669
Fidelity National Information Services Incorporated	749	55,186
Fiserv Incorporated †	601	65,347
Global Payments Incorporated	416	29,694
International Business Machines Corporation	2,385	361,995
MasterCard Incorporated Class A	2,622	230,893
Paychex Incorporated	865	51,468
PayPal Holdings Incorporated †	2,979	108,763
Teradata Corporation †	351	8,800
The Western Union Company	1,326	25,433
Total System Services Incorporated	456	24,218
Visa Incorporated Class A	5,145	381,605
Xerox Corporation	2,572	24,408

		1,805,169

Semiconductors & Semiconductor Equipment: 1.70%
Analog Devices Incorporated	830	47,011
Applied Materials Incorporated	2,942	70,520
Broadcom Limited	1,002	155,711
First Solar Incorporated †	206	9,987
Intel Corporation	12,756	418,397
KLA-Tencor Corporation	420	30,765
Lam Research Corporation	431	36,230
Linear Technology Corporation	645	30,012
Microchip Technology Incorporated «	580	29,441
Micron Technology Incorporated †	2,801	38,542
NVIDIA Corporation	1,370	64,404
Qorvo Incorporated †	344	19,009
QUALCOMM Incorporated	3,967	212,512
Skyworks Solutions Incorporated	514	32,526
Texas Instruments Incorporated	2,712	169,907
Xilinx Incorporated	685	31,599

		1,396,573

Software: 2.50%
Activision Blizzard Incorporated	1,376	54,531
Adobe Systems Incorporated †	1,351	129,412
Autodesk Incorporated †	607	32,863
CA Incorporated	799	26,231
Citrix Systems Incorporated †	419	33,558
Electronic Arts Incorporated †	814	61,669
Intuit Incorporated	690	77,011
Microsoft Corporation	21,233	1,086,493
Oracle Corporation	8,407	344,099
Red Hat Incorporated †	490	35,574

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	19

Security name	Shares	Value

Software (continued)
Salesforce.com Incorporated †	1,720	$136,585
Symantec Corporation	1,654	33,973

		2,051,999

Technology Hardware, Storage & Peripherals: 2.16%
Apple Incorporated	14,796	1,414,498
EMC Corporation	5,276	143,349
Hewlett Packard Enterprise Company	4,488	81,996
HP Incorporated	4,621	57,994
NetApp Incorporated	780	19,180
Seagate Technology plc	806	19,634
Western Digital Corporation	760	35,918

		1,772,569

Materials: 1.71%

Chemicals: 1.23%
Air Products & Chemicals Incorporated	525	74,571
Albemarle Corporation	302	23,955
CF Industries Holdings Incorporated	629	15,159
Dow Chemical Company	3,033	150,770
E.I. du Pont de Nemours & Company	2,359	152,863
Eastman Chemical Company	401	27,228
Ecolab Incorporated	712	84,443
FMC Corporation	361	16,718
International Flavors & Fragrances Incorporated	214	26,979
LyondellBasell Industries NV Class A	922	68,615
Monsanto Company	1,179	121,920
PPG Industries Incorporated	719	74,884
Praxair Incorporated	770	86,540
The Mosaic Company	945	24,740
The Sherwin-Williams Company	211	61,964

		1,011,349

Construction Materials: 0.09%
Martin Marietta Materials Incorporated	172	33,024
Vulcan Materials Company	359	43,209

		76,233

Containers & Packaging: 0.18%
Avery Dennison Corporation	240	17,940
Ball Corporation	382	27,615
International Paper Company	1,110	47,042
Owens-Illinois Incorporated †	437	7,870
Sealed Air Corporation	532	24,456
WestRock Company	682	26,509

		151,432

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Metals & Mining: 0.21%
Alcoa Incorporated	3,552	$32,927
Freeport-McMoRan Incorporated	3,382	37,675
Newmont Mining Corporation	1,432	56,020
Nucor Corporation	858	42,394

		169,016

Telecommunication Services: 1.74%

Diversified Telecommunication Services: 1.74%
AT&T Incorporated	16,628	718,496
CenturyLink Incorporated	1,474	42,761
Frontier Communications Corporation	3,168	15,650
Level 3 Communications Incorporated †	783	40,317
Verizon Communications Incorporated	11,011	614,854

		1,432,078

Utilities: 2.15%

Electric Utilities: 1.35%
Alliant Energy Corporation	610	24,223
American Electric Power Company Incorporated	1,327	93,009
Duke Energy Corporation	1,860	159,569
Edison International	880	68,350
Entergy Corporation	483	39,292
Eversource Energy	856	51,274
Exelon Corporation	2,490	90,536
FirstEnergy Corporation	1,147	40,042
NextEra Energy Incorporated	1,246	162,478
PG&E Corporation	1,340	85,653
Pinnacle West Capital Corporation	299	24,237
PPL Corporation	1,828	69,007
The Southern Company	2,535	135,952
Xcel Energy Incorporated	1,372	61,438

		1,105,060

Independent Power & Renewable Electricity Producers: 0.04%
AES Corporation	1,780	22,214
NRG Energy Incorporated	850	12,742

		34,956

Multi-Utilities: 0.71%
Ameren Corporation	655	35,095
CenterPoint Energy Incorporated	1,163	27,912
CMS Energy Corporation	753	34,533
Consolidated Edison Incorporated	821	66,041
Dominion Resources Incorporated	1,664	129,676
DTE Energy Company	484	47,974
NiSource Incorporated	868	23,019
Public Service Enterprise Group Incorporated	1,367	63,716
SCANA Corporation	386	29,205

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	21

Security name			Shares	Value

Multi-Utilities (continued)
Sempra Energy			639	$72,859
WEC Energy Group Incorporated			852	55,636

				585,666

Water Utilities: 0.05%
American Water Works Company Incorporated			480	40,565

Total Common Stocks (Cost $29,444,524)				49,129,685

		Expiration date
Rights: 0.00%

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Safeway Casa Ley Contingent Value Rights (a)(i)†		1-30-2019	684	0
Safeway PDC Contingent Value Rights (a)(i)†		1-30-2017	684	0

Total Rights (Cost $725)				0

	Interest rate	Maturity date	Principal
U.S. Treasury Securities: 38.37%
U.S. Treasury Bond	2.50%	2-15-2045	$184,000	191,733
U.S. Treasury Bond	2.50	2-15-2046	69,000	71,914
U.S. Treasury Bond	2.50	5-15-2046	67,000	69,897
U.S. Treasury Bond	2.75	8-15-2042	126,000	138,940
U.S. Treasury Bond	2.75	11-15-2042	126,000	138,723
U.S. Treasury Bond	2.88	5-15-2043	182,000	204,793
U.S. Treasury Bond	2.88	8-15-2045	143,000	160,618
U.S. Treasury Bond	3.00	5-15-2042	84,000	97,109
U.S. Treasury Bond	3.00	11-15-2044	184,000	211,737
U.S. Treasury Bond	3.00	5-15-2045	148,000	170,264
U.S. Treasury Bond	3.00	11-15-2045	142,000	163,416
U.S. Treasury Bond	3.13	11-15-2041	66,000	78,014
U.S. Treasury Bond	3.13	2-15-2042	87,000	102,894
U.S. Treasury Bond	3.13	2-15-2043	129,000	152,190
U.S. Treasury Bond	3.13	8-15-2044	183,000	215,554
U.S. Treasury Bond	3.38	5-15-2044	184,000	226,960
U.S. Treasury Bond	3.50	2-15-2039	61,000	77,010
U.S. Treasury Bond	3.63	8-15-2043	152,000	196,264
U.S. Treasury Bond	3.63	2-15-2044	184,000	237,410
U.S. Treasury Bond	3.75	8-15-2041	68,000	88,798
U.S. Treasury Bond	3.75	11-15-2043	183,000	241,639
U.S. Treasury Bond	3.88	8-15-2040	71,000	94,297
U.S. Treasury Bond	4.25	5-15-2039	57,000	79,704
U.S. Treasury Bond	4.25	11-15-2040	74,000	103,701
U.S. Treasury Bond	4.38	2-15-2038	32,000	45,634
U.S. Treasury Bond	4.38	11-15-2039	57,000	81,058
U.S. Treasury Bond	4.38	5-15-2040	83,000	118,178
U.S. Treasury Bond	4.38	5-15-2041	65,000	92,887
U.S. Treasury Bond	4.50	2-15-2036	70,000	100,836

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.50%	5-15-2038	$36,000	$52,232
U.S. Treasury Bond	4.50	8-15-2039	59,000	85,338
U.S. Treasury Bond	4.63	2-15-2040	102,000	150,016
U.S. Treasury Bond	4.75	2-15-2037	24,000	35,700
U.S. Treasury Bond	4.75	2-15-2041	88,000	132,144
U.S. Treasury Bond	5.00	5-15-2037	29,000	44,578
U.S. Treasury Bond	5.25	11-15-2028	45,000	63,350
U.S. Treasury Bond	5.25	2-15-2029	33,000	46,671
U.S. Treasury Bond	5.38	2-15-2031	70,000	103,841
U.S. Treasury Bond	5.50	8-15-2028	35,000	50,049
U.S. Treasury Bond	6.00	2-15-2026	42,000	59,179
U.S. Treasury Bond	6.13	11-15-2027	49,000	72,342
U.S. Treasury Bond	6.13	8-15-2029	25,000	38,257
U.S. Treasury Bond	6.25	5-15-2030	45,000	70,743
U.S. Treasury Bond	6.38	8-15-2027	21,000	31,401
U.S. Treasury Bond	6.50	11-15-2026	28,000	41,490
U.S. Treasury Bond	6.63	2-15-2027	18,000	27,074
U.S. Treasury Bond	6.75	8-15-2026	21,000	31,462
U.S. Treasury Bond	7.25	8-15-2022	24,000	32,686
U.S. Treasury Note	0.50	7-31-2017	135,000	134,963
U.S. Treasury Note	0.63	7-31-2017	127,000	127,134
U.S. Treasury Note	0.63	8-31-2017	184,000	184,180
U.S. Treasury Note	0.63	9-30-2017	160,000	160,169
U.S. Treasury Note	0.63	11-30-2017	153,000	153,125
U.S. Treasury Note	0.63	4-30-2018	164,000	164,128
U.S. Treasury Note	0.63	6-30-2018	117,000	117,087
U.S. Treasury Note	0.75	10-31-2017	157,000	157,399
U.S. Treasury Note	0.75	12-31-2017	163,000	163,446
U.S. Treasury Note	0.75	1-31-2018	116,000	116,322
U.S. Treasury Note	0.75	2-28-2018	153,000	153,430
U.S. Treasury Note	0.75	3-31-2018	133,000	133,379
U.S. Treasury Note	0.75	4-15-2018	127,000	127,352
U.S. Treasury Note	0.75	4-30-2018	119,000	119,353
U.S. Treasury Note	0.75	2-15-2019	107,000	107,221
U.S. Treasury Note	0.88	7-15-2017	119,000	119,432
U.S. Treasury Note	0.88	8-15-2017	116,000	116,440
U.S. Treasury Note	0.88	10-15-2017	119,000	119,483
U.S. Treasury Note	0.88	11-15-2017	113,000	113,472
U.S. Treasury Note	0.88	11-30-2017	115,000	115,485
U.S. Treasury Note	0.88	1-15-2018	125,000	125,576
U.S. Treasury Note	0.88	1-31-2018	115,000	115,539
U.S. Treasury Note	0.88	3-31-2018	118,000	118,585
U.S. Treasury Note	0.88	5-31-2018	119,000	119,655
U.S. Treasury Note	0.88	7-15-2018	117,000	117,635
U.S. Treasury Note	0.88	10-15-2018	106,000	106,567
U.S. Treasury Note	0.88	4-15-2019	109,000	109,532
U.S. Treasury Note	0.88	5-15-2019	110,000	110,537
U.S. Treasury Note	0.88	6-15-2019	108,000	108,561
U.S. Treasury Note	0.88	7-31-2019	76,000	76,321
U.S. Treasury Note	1.00	9-15-2017	119,000	119,637
U.S. Treasury Note	1.00	12-15-2017	132,000	132,825
U.S. Treasury Note	1.00	12-31-2017	115,000	115,732

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	23

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.00%	2-15-2018	$125,000	$125,835
U.S. Treasury Note	1.00	3-15-2018	125,000	125,869
U.S. Treasury Note	1.00	5-15-2018	124,000	124,940
U.S. Treasury Note	1.00	5-31-2018	152,000	153,187
U.S. Treasury Note	1.00	8-15-2018	117,000	117,942
U.S. Treasury Note	1.00	9-15-2018	117,000	117,955
U.S. Treasury Note	1.00	3-15-2019	107,000	107,920
U.S. Treasury Note	1.00	6-30-2019	58,000	58,496
U.S. Treasury Note	1.00	8-31-2019	79,000	79,620
U.S. Treasury Note	1.00	9-30-2019	100,000	100,758
U.S. Treasury Note	1.00	11-30-2019	96,000	96,641
U.S. Treasury Note	1.13	6-15-2018	124,000	125,255
U.S. Treasury Note	1.13	1-15-2019	106,000	107,205
U.S. Treasury Note	1.13	5-31-2019	65,000	65,802
U.S. Treasury Note	1.13	12-31-2019	95,000	96,032
U.S. Treasury Note	1.13	3-31-2020	93,000	93,959
U.S. Treasury Note	1.13	4-30-2020	104,000	105,032
U.S. Treasury Note	1.13	2-28-2021	153,000	154,088
U.S. Treasury Note	1.13	6-30-2021	154,000	154,884
U.S. Treasury Note	1.25	10-31-2018	165,000	167,294
U.S. Treasury Note	1.25	11-15-2018	108,000	109,523
U.S. Treasury Note	1.25	11-30-2018	155,000	157,216
U.S. Treasury Note	1.25	12-15-2018	108,000	109,574
U.S. Treasury Note	1.25	1-31-2019	125,000	126,856
U.S. Treasury Note	1.25	4-30-2019	51,000	51,807
U.S. Treasury Note	1.25	10-31-2019	75,000	76,189
U.S. Treasury Note	1.25	1-31-2020	152,000	154,244
U.S. Treasury Note	1.25	2-29-2020	103,000	104,549
U.S. Treasury Note	1.25	3-31-2021	153,000	154,811
U.S. Treasury Note	1.38	6-30-2018	127,000	128,935
U.S. Treasury Note	1.38	7-31-2018	151,000	153,371
U.S. Treasury Note	1.38	9-30-2018	208,000	211,453
U.S. Treasury Note	1.38	11-30-2018	74,000	75,289
U.S. Treasury Note	1.38	12-31-2018	91,000	92,614
U.S. Treasury Note	1.38	2-28-2019	121,000	123,207
U.S. Treasury Note	1.38	1-31-2020	101,000	102,937
U.S. Treasury Note	1.38	2-29-2020	154,000	156,936
U.S. Treasury Note	1.38	3-31-2020	153,000	155,911
U.S. Treasury Note	1.38	4-30-2020	153,000	155,911
U.S. Treasury Note	1.38	5-31-2020	106,000	107,963
U.S. Treasury Note	1.38	8-31-2020	173,000	176,197
U.S. Treasury Note	1.38	9-30-2020	173,000	176,176
U.S. Treasury Note	1.38	10-31-2020	157,000	159,864
U.S. Treasury Note	1.38	1-31-2021	157,000	159,809
U.S. Treasury Note	1.38	4-30-2021	153,000	155,666
U.S. Treasury Note	1.38	5-31-2021	153,000	155,791
U.S. Treasury Note	1.38	6-30-2023	126,000	126,753
U.S. Treasury Note	1.50	8-31-2018	200,000	203,797
U.S. Treasury Note	1.50	12-31-2018	144,000	146,981
U.S. Treasury Note	1.50	1-31-2019	161,000	164,377
U.S. Treasury Note	1.50	2-28-2019	147,000	150,158
U.S. Treasury Note	1.50	3-31-2019	60,000	61,350

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	5-31-2019	$158,000	$161,586
U.S. Treasury Note	1.50	10-31-2019	152,000	155,557
U.S. Treasury Note	1.50	11-30-2019	153,000	156,580
U.S. Treasury Note	1.50	5-31-2020	153,000	156,586
U.S. Treasury Note	1.50	1-31-2022	128,000	130,630
U.S. Treasury Note	1.50	2-28-2023	126,000	127,890
U.S. Treasury Note	1.50	3-31-2023	126,000	127,841
U.S. Treasury Note	1.63	3-31-2019	154,000	157,880
U.S. Treasury Note	1.63	4-30-2019	159,000	163,087
U.S. Treasury Note	1.63	6-30-2019	157,000	161,201
U.S. Treasury Note	1.63	7-31-2019	155,000	159,196
U.S. Treasury Note	1.63	8-31-2019	155,000	159,226
U.S. Treasury Note	1.63	12-31-2019	152,000	156,216
U.S. Treasury Note	1.63	6-30-2020	152,000	156,329
U.S. Treasury Note	1.63	7-31-2020	171,000	175,876
U.S. Treasury Note	1.63	11-30-2020	155,000	159,559
U.S. Treasury Note	1.63	8-15-2022	117,000	120,012
U.S. Treasury Note	1.63	11-15-2022	150,000	153,574
U.S. Treasury Note	1.63	4-30-2023	128,000	130,915
U.S. Treasury Note	1.63	5-31-2023	128,000	130,915
U.S. Treasury Note	1.63	2-15-2026	102,000	103,211
U.S. Treasury Note	1.63	5-15-2026	105,000	106,345
U.S. Treasury Note	1.75	10-31-2018	66,000	67,689
U.S. Treasury Note	1.75	9-30-2019	154,000	158,825
U.S. Treasury Note	1.75	10-31-2020	148,000	153,012
U.S. Treasury Note	1.75	12-31-2020	157,000	162,427
U.S. Treasury Note	1.75	2-28-2022	129,000	133,349
U.S. Treasury Note	1.75	3-31-2022	128,000	132,285
U.S. Treasury Note	1.75	4-30-2022	126,000	130,213
U.S. Treasury Note	1.75	5-15-2022	111,000	114,725
U.S. Treasury Note	1.75	9-30-2022	144,000	148,601
U.S. Treasury Note	1.75	1-31-2023	129,000	132,991
U.S. Treasury Note	1.75	5-15-2023	226,000	233,195
U.S. Treasury Note	1.88	8-31-2017	118,000	119,816
U.S. Treasury Note	1.88	9-30-2017	102,000	103,677
U.S. Treasury Note	1.88	10-31-2017	114,000	115,964
U.S. Treasury Note	1.88	6-30-2020	86,000	89,306
U.S. Treasury Note	1.88	11-30-2021	128,000	133,335
U.S. Treasury Note	1.88	5-31-2022	128,000	133,165
U.S. Treasury Note	1.88	8-31-2022	142,000	147,630
U.S. Treasury Note	1.88	10-31-2022	143,000	148,625
U.S. Treasury Note	2.00	7-31-2020	101,000	105,431
U.S. Treasury Note	2.00	9-30-2020	106,000	110,733
U.S. Treasury Note	2.00	11-30-2020	122,000	127,504
U.S. Treasury Note	2.00	2-28-2021	136,000	142,285
U.S. Treasury Note	2.00	5-31-2021	146,000	152,924
U.S. Treasury Note	2.00	8-31-2021	127,000	133,047
U.S. Treasury Note	2.00	10-31-2021	126,000	132,010
U.S. Treasury Note	2.00	11-15-2021	178,000	186,650
U.S. Treasury Note	2.00	2-15-2022	133,000	139,343
U.S. Treasury Note	2.00	7-31-2022	144,000	150,812
U.S. Treasury Note	2.00	11-30-2022	129,000	135,037

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	25

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	2-15-2023	$220,000	$230,493
U.S. Treasury Note	2.00	2-15-2025	289,000	302,445
U.S. Treasury Note	2.00	8-15-2025	220,000	230,106
U.S. Treasury Note	2.13	8-31-2020	138,000	144,771
U.S. Treasury Note	2.13	1-31-2021	132,000	138,811
U.S. Treasury Note	2.13	6-30-2021	142,000	149,605
U.S. Treasury Note	2.13	8-15-2021	178,000	187,623
U.S. Treasury Note	2.13	9-30-2021	128,000	134,920
U.S. Treasury Note	2.13	12-31-2021	126,000	132,876
U.S. Treasury Note	2.13	6-30-2022	126,000	132,891
U.S. Treasury Note	2.13	12-31-2022	129,000	136,029
U.S. Treasury Note	2.13	5-15-2025	234,000	247,281
U.S. Treasury Note	2.25	11-30-2017	117,000	119,756
U.S. Treasury Note	2.25	7-31-2018	49,000	50,663
U.S. Treasury Note	2.25	3-31-2021	135,000	142,873
U.S. Treasury Note	2.25	4-30-2021	142,000	150,320
U.S. Treasury Note	2.25	7-31-2021	131,000	138,845
U.S. Treasury Note	2.25	11-15-2024	290,000	309,473
U.S. Treasury Note	2.25	11-15-2025	219,000	233,774
U.S. Treasury Note	2.38	7-31-2017	96,000	97,890
U.S. Treasury Note	2.38	5-31-2018	58,000	59,969
U.S. Treasury Note	2.38	6-30-2018	74,000	76,604
U.S. Treasury Note	2.38	12-31-2020	123,000	130,591
U.S. Treasury Note	2.38	8-15-2024	289,000	311,194
U.S. Treasury Note	2.50	8-15-2023	190,000	205,868
U.S. Treasury Note	2.50	5-15-2024	281,000	305,302
U.S. Treasury Note	2.63	1-31-2018	81,000	83,601
U.S. Treasury Note	2.63	4-30-2018	62,000	64,294
U.S. Treasury Note	2.63	8-15-2020	149,000	159,331
U.S. Treasury Note	2.63	11-15-2020	240,000	257,175
U.S. Treasury Note	2.75	12-31-2017	90,000	92,904
U.S. Treasury Note	2.75	2-28-2018	71,000	73,543
U.S. Treasury Note	2.75	2-15-2019	128,000	134,930
U.S. Treasury Note	2.75	11-15-2023	251,000	276,767
U.S. Treasury Note	2.75	2-15-2024	217,000	239,599
U.S. Treasury Note	2.88	3-31-2018	80,000	83,162
U.S. Treasury Note	3.13	5-15-2019	142,000	151,801
U.S. Treasury Note	3.13	5-15-2021	155,000	170,567
U.S. Treasury Note	3.38	11-15-2019	159,000	172,788
U.S. Treasury Note	3.50	2-15-2018	120,000	125,644
U.S. Treasury Note	3.50	5-15-2020	138,000	151,708
U.S. Treasury Note	3.63	8-15-2019	145,000	157,942
U.S. Treasury Note	3.63	2-15-2020	191,000	210,204
U.S. Treasury Note	3.63	2-15-2021	199,000	222,748
U.S. Treasury Note	3.75	11-15-2018	141,000	151,366
U.S. Treasury Note	3.88	5-15-2018	65,000	69,050
U.S. Treasury Note	4.00	8-15-2018	74,000	79,403
U.S. Treasury Note	4.25	11-15-2017	86,000	90,344
U.S. Treasury Note	4.75	8-15-2017	80,000	83,738
U.S. Treasury Note	6.25	8-15-2023	35,000	46,925
U.S. Treasury Note	6.88	8-15-2025	21,000	30,823
U.S. Treasury Note	7.13	2-15-2023	24,000	33,042

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	7.50%	11-15-2024	$22,000	$32,731
U.S. Treasury Note	7.63	11-15-2022	12,000	16,753
U.S. Treasury Note	7.63	2-15-2025	20,000	30,178
U.S. Treasury Note	7.88	2-15-2021	15,000	19,677
U.S. Treasury Note	8.00	11-15-2021	48,000	65,364
U.S. Treasury Note	8.13	8-15-2019	29,000	35,603
U.S. Treasury Note	8.13	5-15-2021	17,000	22,769
U.S. Treasury Note	8.13	8-15-2021	15,000	20,311
U.S. Treasury Note	8.50	2-15-2020	15,000	19,121
U.S. Treasury Note	8.75	5-15-2020	12,000	15,593
U.S. Treasury Note	8.75	8-15-2020	27,000	35,598
U.S. Treasury Note	8.88	8-15-2017	25,000	27,333
U.S. Treasury Note	8.88	2-15-2019	29,000	35,232
U.S. Treasury Note	9.00	11-15-2018	18,000	21,559
U.S. Treasury Note	9.13	5-15-2018	16,000	18,559

Total U.S. Treasury Securities (Cost $30,325,065)				31,540,927

	Yield		Shares
Short-Term Investments: 1.65%

Investment Companies: 1.40%
Securities Lending Cash Investments LLC (l)(r)(u)	0.47		107,875	107,875
Wells Fargo Cash Investment Government Money Market Fund Select Class (l)(u)	0.31		1,042,078	1,042,078

				1,149,953

			Principal
U.S. Treasury Securities: 0.25%
U.S. Treasury Bill #(z)	0.20	8-18-2016	$207,000	206,937

Total Short-Term Investments (Cost $1,356,897)				1,356,890

Total investments in securities (Cost $61,127,211) *	99.78%	82,027,502
Other assets and liabilities, net	0.22	181,588

Total net assets	100.00%	$82,209,090

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $62,768,793 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,865,051
Gross unrealized losses	(2,606,342)

Net unrealized gains	$19,258,709

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	27

Assets
Investments
In unaffiliated securities (including $105,555 of securities loaned), at value (cost $59,613,282)	$80,286,871
In affiliated securities, at value (cost $1,513,929)	1,740,631

Total investments, at value (cost $61,127,211)	82,027,502
Cash	17,462
Receivable for investments sold	757,669
Receivable for dividends and interest	201,537
Receivable for daily variation margin on open futures contracts	21,753
Receivable for securities lending income	66
Prepaid expenses and other assets	5,807

Total assets	83,031,796

Liabilities
Payable for investments purchased	561,734
Payable for Fund shares redeemed	61,829
Payable upon receipt of securities loaned	107,875
Management fee payable	34,973
Distribution fee payable	16,819
Administration fee payable	5,381
Accrued expenses and other liabilities	34,095

Total liabilities	822,706

Total net assets	$82,209,090

NET ASSETS CONSIST OF
Paid-in capital	$60,360,036
Overdistributed net investment income	(194,167)
Accumulated net realized gains on investments	1,537,713
Net unrealized gains on investments	20,505,508

Total net assets	$82,209,090

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$82,209,090
Shares outstanding – Class 2[1]	4,326,835
Net asset value per share – Class 2	$19.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo VT Index Asset Allocation Fund	Statement of operations—six months ended June 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $130)	$529,791
Interest	235,937
Income from affiliated securities	13,181
Securities lending income, net	883

Total investment income	779,792

Expenses
Management fee	235,945
Administration fee
Class 2	31,459
Distribution fee
Class 2	98,310
Custody and accounting fees	16,861
Professional fees	21,506
Shareholder report expenses	8,937
Trustees’ fees and expenses	8,920
Other fees and expenses	9,993

Total expenses	431,931
Less: Fee waivers and/or expense reimbursements	(38,690)

Net expenses	393,241

Net investment income	386,551

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	757,754
Affiliated securities	3,278
Futures transactions	216,856

Net realized gains on investments	977,888

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,978,511
Affiiliated securities	(91,630)
Futures transactions	(385,290)

Net change in unrealized gains (losses) on investments	1,501,591

Net realized and unrealized gains (losses) on investments	2,479,479

Net increase in net assets resulting from operations	$2,866,030

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo VT Index Asset Allocation Fund	29

	Six months ended June 30, 2016 (unaudited)		Year ended December 31, 2015

Operations
Net investment income		$386,551		$837,040
Net realized gains on investments		977,888		9,821,765
Net change in unrealized gains (losses) on investments		1,501,591		(9,533,114)

Net increase in net assets resulting from operations		2,866,030		1,125,691

Distributions to shareholders from
Net investment income – Class 2		(593,375)		(897,884)

Capital share transactions	Shares		Shares
Proceeds from share sold – Class 2	161,859	2,981,510	198,509	3,701,571
Reinvestment of distributions – Class 2	31,845	593,375	48,466	897,884
Payment for shares redeemed – Class 2	(279,356)	(5,133,449)	(834,694)	(15,478,408)

Net decrease in net assets resulting from capital share transactions		(1,558,564)		(10,878,953)

Total increase (decrease) in net assets		714,091		(10,651,146)

Net assets
Beginning of period		81,494,999		92,146,145

End of period		$82,209,090		$81,494,999

Undistributed (overdistributed) net investment income		$(194,167)		$12,657

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo VT Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)	Year ended December 31
CLASS 2		2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.47	$18.43	$15.85	$13.47	$12.09	$11.72
Net investment income	0.09	0.18	0.27	0.24	0.21	0.21
Net realized and unrealized gains (losses) on investments	0.58	0.05	2.57	2.39	1.36	0.54

Total from investment operations	0.67	0.23	2.84	2.63	1.57	0.75
Distributions to shareholders from
Net investment income	(0.14)	(0.19)	(0.26)	(0.25)	(0.19)	(0.38)
Net asset value, end of period	$19.00	$18.47	$18.43	$15.85	$13.47	$12.09
Total return[1]	3.63%	1.25%	18.06%	19.63%	13.03%	6.48%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.02%	1.11%	1.13%	1.06%
Net expenses	1.00%	1.00%	0.99%	1.00%	1.00%	0.99%
Net investment income	0.98%	0.95%	1.58%	1.57%	1.58%	1.70%
Supplemental data
Portfolio turnover rate	8%	44%	3%	11%	8%	17%
Net assets, end of period (000s omitted)	$82,209	$81,495	$92,146	$86,935	$84,791	$89,402

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo VT Index Asset Allocation Fund	31

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may

32	Wells Fargo VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo VT Index Asset Allocation Fund	33

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$6,029,068	$0	$0	$6,029,068
Consumer staples	5,189,624	0	0	5,189,624
Energy	3,632,241	0	0	3,632,241
Financials	7,735,648	0	0	7,735,648
Health care	7,381,273	0	0	7,381,273
Industrials	4,839,925	0	0	4,839,925
Information technology	9,715,551	0	0	9,715,551
Materials	1,408,030	0	0	1,408,030
Telecommunication services	1,432,078	0	0	1,432,078
Utilities	1,766,247	0	0	1,766,247

Rights
Consumer staples	0	0	0	0

U.S. Treasury securities	31,540,927	0	0	31,540,927

Short-term investments
Investment companies	1,042,078	0	0	1,042,078
U.S. Treasury securities	206,937	0	0	206,937
Investments measured at net asset value*				107,875
	81,919,627	0	0	82,027,502
Futures contracts	21,753	0	0	21,753
Total assets	$81,941,380	$0	$0	$82,049,255

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $107,875 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

34	Wells Fargo VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.60% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended June 30, 2016, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2016 were as follows:

Purchases at cost		Sales proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$4,580,932	$1,476,132	$6,364,048	$1,251,346

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Wells Fargo & Company	12,512	151	183	12,480	$590,678	$9,433	$3,278

Notes to financial statements (unaudited)	Wells Fargo VT Index Asset Allocation Fund	35

7. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2016, the Fund entered into futures contracts to certain asset classes consistent with an active asset allocation strategy.

At June 30, 2016, the Fund had long/short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2016	Unrealized gains (losses)
9-16-2016	Goldman Sachs	4 Long	S&P 500 E-Mini Index	$418,040	$1,336
9-21-2016	Goldman Sachs	11 Short	U.S. Treasury Bonds	2,050,125	(139,250)
9-21-2016	Goldman Sachs	86 Short	10-Year U.S. Treasury Notes	11,436,656	(268,026)
9-30-2016	Goldman Sachs	7 Long	5-Year U.S. Treasury Notes	855,148	11,157

The Fund had an average notional amount of $4,472,504 and $10,936,077 in long and short futures contracts, respectively, during the six months ended June 30, 2016.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows for the Fund:

	Asset derivatives
	Statement of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$17,073	*
Equity contracts	Receivable for daily variation margin on open futures contracts	4,680	*
		$21,753

*	Only the current day’s variation margin as of June 30, 2016 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity contracts	$536,835	$3,859
Interest rate contracts	(319,979)	(389,149)
	$216,856	$(385,290)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	Goldman Sachs	$21,753	$0	$0	$21,753

36	Wells Fargo VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

8. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2016, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo VT Index Asset Allocation Fund	37

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38	Wells Fargo VT Index Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo VT Index Asset Allocation Fund	39

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-260-5969 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

40	Wells Fargo VT Index Asset Allocation Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Index Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

Other information (unaudited)	Wells Fargo VT Index Asset Allocation Fund	41

The Board noted that the performance of the Fund was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Index Asset Allocation Composite Index, for all periods under review except the one- and ten-year periods.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

42	Wells Fargo VT Index Asset Allocation Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo VT Index Asset Allocation Fund	43

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244418 08-16 SVT2/SAR136 6-16

Semi-Annual Report

June 30, 2016

Wells Fargo VT International Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo VT International Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

During much of the period, investors appeared to focus on macrolevel economic issues such as recessionary fears, inconsistent global growth data, and geopolitical concerns rather than fundamental company and business characteristics.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT International Equity Fund for the six-month period that ended June 30, 2016. During much of the period, investors appeared to focus on macrolevel economic issues such as recessionary fears, inconsistent global growth data, and geopolitical concerns rather than fundamental company and business characteristics. Global equity, bond, and currency markets were volatile due to these concerns, and equity performance, particularly in developed markets overseas, was restrained.

Just before the period ended, the decision of referendum voters in the U.K. to leave the European Union (E.U.) injected new uncertainty into the markets and sent stock prices and bond yields significantly lower. Regional equity markets recovered to varying degrees in the days that followed the vote, while bond prices remained elevated and yields lower as investors sought perceived safe havens due to their short-term fears.

Shifting investor sentiment reflected changing economic and business data.

The decision of the U.S. Federal Reserve (Fed) to tighten credit conditions through higher interest rates in December 2015 contrasted with actions by the European Central Bank (ECB), the People’s Bank of China (PBOC), and the Bank of Japan (BOJ). During the first six weeks of 2016, the S&P 500 Index1 suffered the worst loss to open a year on record before trending higher through the end of June 2016.

The U.S. dollar strengthened in comparison with other world currencies, which negatively affected investment returns and U.S. corporate profits earned overseas. Beginning in mid-February, improving domestic economic data and the Fed’s indications that it would maintain accommodative monetary policies helped improve investor sentiment. The S&P 500 Index, a common measure of U.S. stock performance, recorded a gain of 3.84% for the six-month period that ended June 30, 2016.

Central bank policies demonstrate resolve to reignite global economic growth.

Overseas, global equity markets hit low points during the first six weeks of 2016 before starting to rebound in the middle of February 2016 when business data improved and central bankers reasserted their commitment to initiatives intended to encourage economic activity. The PBOC continued a practice of allowing the value of the country’s currency to decline in an attempt to bolster exports. In addition, the PBOC reduced reserve ratios, which also was intended to encourage lending. The ECB pushed the deposit interest rate further into negative territory. The negative interest-rate policy is intended to encourage banks to lend their assets rather than keep them on deposit. The ECB also expanded its bond-buying program, which injects liquidity into the markets and encourages investment. The BOJ followed the ECB’s lead by setting a negative deposit rate and continued its own bond-buying program. For its part, the Fed indicated it would approach any additional interest-rate increases in 2016 cautiously, which further reassured investors globally.

After the referendum in the U.K. to exit the E.U., most equity markets rebounded, but bond markets remained volatile. Yields fell to historical lows and prices

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo VT International Equity Fund	3

increased. Income-seeking investors turned increasingly to riskier assets, including stocks, in the low-yielding environment.

For the six-month reporting period, the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net)2 recorded a return of -10.24%. In contrast, the MSCI Emerging Markets (EM) Index (Net)3 earned a return of 6.41% as investors appeared to realize the investment opportunities available in markets where stock prices have declined substantially in recent years.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo VT International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Dale A. Winner, CFA®

Average annual total returns (%) as of June 30, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-17-1998	(14.93)	0.87	1.10	0.95	0.69
Class 2	7-31-2002	(15.10)	0.64	0.86	1.20	0.94
MSCI ACWI ex USA Index (Net)[4]	–	(10.24)	0.10	1.87	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT International Equity Fund	5

Ten largest holdings (%) as of June 30, 2016[5]
Vodafone Group plc	3.34
SAP SE	3.31
Smiths Group plc	2.85
Metro AG	2.76
Rheinmetall AG	2.71
Compagnie de Saint-Gobain SA	2.68
Novartis AG	2.66
Wolseley plc	2.65
Hitachi Limited	2.51
Koninklijke Philips NV	2.50

Country allocation as of June 30, 2016[6]

Sector distribution as of June 30, 2016[6]

[1]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen VA International Equity Fund. Effective July 16, 2010, the Fund changed its name from Wells Fargo Advantage VT International Core Fund to Wells Fargo VT International Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through April 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class 1
Actual	$1,000.00	$939.83	$3.33	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	$3.47	0.69%
Class 2
Actual	$1,000.00	$940.08	$4.53	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72	0.94%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT International Equity Fund	7

Security name	Shares	Value

Common Stocks: 85.59%

Brazil: 0.14%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	65,456	$426,119

Canada: 3.79%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels) «	494,567	5,425,400
Lundin Mining Corporation (Materials, Metals & Mining) †	1,788,775	6,036,657

		11,462,057

China: 8.65%
China Everbright Limited (Financials, Capital Markets)	3,546,000	6,880,377
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	451,500	5,216,726
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	2,790,000	2,940,803
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	7,768,000	4,331,968
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,221,100	2,707,642
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment) «	4,722,000	1,875,813
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,162,179	2,236,928

		26,190,257

France: 2.68%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	213,983	8,111,151

Germany: 14.39%
Bayer AG (Health Care, Pharmaceuticals)	47,125	4,732,990
Metro AG (Consumer Staples, Food & Staples Retailing)	271,190	8,340,742
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	30,651	5,140,019
Rheinmetall AG (Industrials, Industrial Conglomerates)	137,985	8,207,169
SAP SE (Information Technology, Software)	133,504	10,026,835
Siemens AG (Industrials, Industrial Conglomerates)	69,325	7,114,210

		43,561,965

Hong Kong: 2.36%
Value Partners Group Limited (Financials, Capital Markets)	3,306,000	3,061,335
Xinyi Automobile Glass Holdings Limited (Consumer Discretionary, Auto Components) †(a)	649,250	233,878
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	5,194,000	3,841,965

		7,137,178

Italy: 4.99%
ANIMA Holding SpA (Financials, Capital Markets) 144A	1,306,049	6,157,425
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	290,323	4,676,282
Prysmian SpA (Industrials, Electrical Equipment)	194,687	4,273,213

		15,106,920

Japan: 15.16%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	389,700	7,458,687
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	199,000	5,844,034
Daiwa Securities Group Incorporated (Financials, Capital Markets)	954,000	5,026,024
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,810,000	7,583,638
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,661,600	7,448,708

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT International Equity Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Japan (continued)
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	278,000	$6,380,315
Nomura Holdings Incorporated (Financials, Capital Markets)	1,546,300	5,499,503
West Holdings Corporation (Consumer Discretionary, Household Durables) «	105,300	640,689

		45,881,598

Netherlands: 6.71%
Akzo Nobel NV (Materials, Chemicals)	101,980	6,335,076
Koninklijke Philips NV (Industrials, Industrial Conglomerates) «	304,817	7,570,517
NN Group NV (Financials, Insurance) «	232,814	6,408,999

		20,314,592

Norway: 1.23%
Frontline Limited (Energy, Oil, Gas & Consumable Fuels) «	166,872	1,304,864
Marine Harvest ASA (Consumer Staples, Food Products) «	142,488	2,403,381

		3,708,245

South Korea: 4.61%
Hana Financial Group Incorporated (Financials, Banks)	324,009	6,587,387
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	10,197	6,372,509
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	5,345	1,004,148

		13,964,044

Switzerland: 5.04%
Novartis AG (Health Care, Pharmaceuticals)	97,637	8,058,811
Zurich Insurance Group AG (Financials, Insurance)	29,013	7,177,314

		15,236,125

United Kingdom: 12.63%
Capita plc (Industrials, Professional Services)	190,168	2,450,411
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	44,029	4,414,856
Smiths Group plc (Industrials, Industrial Conglomerates)	559,073	8,639,470
United Business Media plc (Consumer Discretionary, Media)	536,920	4,604,782
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	3,316,752	10,112,302
Wolseley plc (Industrials, Trading Companies & Distributors)	154,615	8,006,521

		38,228,342

United States: 3.21%
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	78,532	3,199,394
Pfizer Incorporated (Health Care, Pharmaceuticals)	185,178	6,520,117

		9,719,511

Total Common Stocks (Cost $270,051,688)		259,048,104

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT International Equity Fund	9

Security name		Expiration date	Shares	Value

Participation Notes: 1.64%

China: 1.64%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		2-19-2019	113,208	$4,974,363

Total Participation Notes (Cost $3,366,557)				4,974,363

	Yield

Short-Term Investments: 13.57%

Investment Companies: 13.57%
Securities Lending Cash Investments LLC (l)(r)(u)	0.47%		9,546,570	9,546,570
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31		31,532,467	31,532,467

Total Short-Term Investments (Cost $41,079,037)				41,079,037

Total investments in securities (Cost $314,497,282) *	100.80%	305,101,504
Other assets and liabilities, net	(0.80)	(2,422,192)

Total net assets	100.00%	$302,679,312

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $314,740,153 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,981,944
Gross unrealized losses	(28,620,593)

Net unrealized losses	$(9,638,649)

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT International Equity Fund	Statement of assets and liabilities—June 30, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $9,105,044 of securities loaned), at value (cost $273,418,245)	$264,022,467
In affiliated securities, at value (cost $41,079,037)	41,079,037

Total investments, at value (cost $314,497,282)	305,101,504
Cash	258,000
Foreign currency, at value (cost $3,459,335)	3,212,800
Receivable for investments sold	90,405
Receivable for Fund shares sold	35,297
Receivable for dividends	2,145,997
Receivable for securities lending income	23,013
Unrealized gains on forward foreign currency contracts	2,020,143
Prepaid expenses and other assets	4,354

Total assets	312,891,513

Liabilities
Payable for Fund shares redeemed	135,267
Unrealized losses on forward foreign currency contracts	235,527
Payable upon receipt of securities loaned	9,546,570
Management fee payable	137,192
Distribution fee payable	58,484
Administration fees payable	20,364
Accrued expenses and other liabilities	78,797

Total liabilities	10,212,201

Total net assets	$302,679,312

NET ASSETS CONSIST OF
Paid-in capital	$285,254,451
Undistributed net investment income	13,749,699
Accumulated net realized gains on investments	11,516,295
Net unrealized losses on investments	(7,841,133)

Total net assets	$302,679,312

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$24,414,646
Shares outstanding – Class 1[1]	5,387,666
Net asset value per share – Class 1	$4.53
Net assets – Class 2	$278,264,666
Shares outstanding – Class 2[1]	61,169,236
Net asset value per share – Class 2	$4.55

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2016 (unaudited)	Wells Fargo VT International Equity Fund	11

Investment income
Dividends (net of foreign withholding taxes of $594,421)	$6,988,212
Securities lending income, net	66,184
Income from affiliated securities	36,849

Total investment income	7,091,245

Expenses
Management fee	1,203,746
Administration fees
Class 1	10,239
Class 2	110,136
Distribution fee
Class 2	344,175
Custody and accounting fees	45,896
Professional fees	21,965
Shareholder report expenses	20,802
Trustees’ fees and expenses	10,778
Other fees and expenses	8,402

Total expenses	1,776,139
Less: Fee waivers and/or expense reimbursements	(393,732)

Net expenses	1,382,407

Net investment income	5,708,838

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(9,033,391)
Forward foreign currency contract transactions	(1,305,308)

Net realized losses on investments	(10,338,699)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(15,482,369)
Forward foreign currency contract transactions	974,569

Net change in unrealized gains (losses) on investments	(14,507,800)

Net realized and unrealized gains (losses) on investments	(24,846,499)

Net decrease in net assets resulting from operations	$(19,137,661)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT International Equity Fund	Statement of changes in net assets

	Six months ended June 30, 2016 (unaudited)		Year ended December 31, 2015

Operations
Net investment income		$5,708,838		$6,247,038
Net realized gains (losses) on investments		(10,338,699)		30,216,711
Net change in unrealized gains (losses) on investments		(14,507,800)		(27,072,622)

Net increase (decrease) in net assets resulting from operations		(19,137,661)		9,391,127

Distributions to shareholders from
Net investment income
Class 1		0		(1,411,647)
Class 2		0		(11,944,889)

Total distributions to shareholders		0		(13,356,536)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	142,902	650,902	1,225,746	6,328,345
Class 2	3,134,014	13,877,101	4,763,141	24,649,508

		14,528,003		30,977,853

Reinvestment of distributions
Class 1	0	0	274,639	1,411,647
Class 2	0	0	2,310,423	11,944,889

		0		13,356,536

Payment for shares redeemed
Class 1	(1,037,376)	(4,666,876)	(1,838,812)	(9,547,629)
Class 2	(2,957,698)	(13,512,578)	(8,932,752)	(48,861,658)

		(18,179,454)		(58,409,287)

Net decrease in net assets resulting from capital share transactions		(3,651,451)		(14,074,898)

Total decrease in net assets		(22,789,112)		(18,040,307)

Net assets
Beginning of period		325,468,424		343,508,731

End of period		$302,679,312		$325,468,424

Undistributed net investment income		$13,749,699		$8,040,861

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo VT International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)	Year ended December 31
CLASS 1		2015	2014	2013	2012	2011
Net asset value, beginning of period	$4.82	$4.92	$5.48	$4.94	$4.77	$5.75
Net investment income	0.09 [1]	0.11 [1]	0.18 [1]	0.12 [1]	0.13 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	(0.38)	0.02	(0.46)	0.82	0.45	(0.80)

Total from investment operations	(0.29)	0.13	(0.28)	0.94	0.58	(0.69)
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.16)	(0.13)	(0.08)	(0.04)
Net realized gains	0.00	0.00	(0.12)	(0.27)	(0.33)	(0.25)

Total distributions to shareholders	0.00	(0.23)	(0.28)	(0.40)	(0.41)	(0.29)
Net asset value, end of period	$4.53	$4.82	$4.92	$5.48	$4.94	$4.77
Total return[2]	(6.02)%	2.30%	(5.30)%	19.94%	13.68%	(12.79)%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.94%	0.95%	0.98%	0.97%
Net expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income	3.91%	2.04%	3.44%	2.36%	2.68%	2.06%
Supplemental data
Portfolio turnover rate	23%	34%	39%	32%	140%	66%
Net assets, end of period (000s omitted)	$24,415	$30,254	$32,599	$42,021	$43,089	$46,017

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)	Year ended December 31
CLASS 2		2015	2014	2013	2012	2011
Net asset value, beginning of period	$4.84	$4.95	$5.50	$4.96	$4.78	$5.74
Net investment income	0.08	0.09 [1]	0.16	0.11 [1]	0.11	0.09 [1]
Net realized and unrealized gains (losses) on investments	(0.37)	0.01	(0.45)	0.82	0.47	(0.79)

Total from investment operations	(0.29)	0.10	(0.29)	0.93	0.58	(0.70)
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.14)	(0.12)	(0.07)	(0.01)
Net realized gains	0.00	0.00	(0.12)	(0.27)	(0.33)	(0.25)

Total distributions to shareholders	0.00	(0.21)	(0.26)	(0.39)	(0.40)	(0.26)
Net asset value, end of period	$4.55	$4.84	$4.95	$5.50	$4.96	$4.78
Total return[2]	(5.99)%	1.80%	(5.35)%	19.52%	13.48%	(12.91)%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.20%	1.20%	1.20%	1.23%	1.22%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	3.78%	1.77%	3.07%	2.08%	2.41%	1.75%
Supplemental data
Portfolio turnover rate	23%	34%	39%	32%	140%	66%
Net assets, end of period (000s omitted)	$278,265	$295,215	$310,909	$319,565	$296,705	$227,692

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo VT International Equity Fund	15

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

16	Wells Fargo VT International Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo VT International Equity Fund	17

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $1,334,528 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo VT International Equity Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Brazil	$426,119	$0	$0	$426,119
Canada	11,462,057	0	0	11,462,057
China	0	26,190,257	0	26,190,257
France	0	8,111,151	0	8,111,151
Germany	0	43,561,965	0	43,561,965
Hong Kong	0	7,137,178	0	7,137,178
Italy	0	15,106,920	0	15,106,920
Japan	0	45,881,598	0	45,881,598
Netherlands	0	20,314,592	0	20,314,592
Norway	0	3,708,245	0	3,708,245
South Korea	0	13,964,044	0	13,964,044
Switzerland	0	15,236,125	0	15,236,125
United Kingdom	0	38,228,342	0	38,228,342
United States	9,719,511	0	0	9,719,511

Participation notes	0	4,974,363	0	4,974,363
China

Short-term investments
Investment companies	31,532,467	0	0	31,532,467
Investments measured at net asset value*				9,546,570
	53,140,154	242,414,780	0	305,101,504

Forward foreign currency contracts	0	2,020,143	0	2,020,143
Total assets	$53,140,154	$244,434,923	$0	$307,121,647
Liabilities

Forward foreign currency contracts	$0	$235,527	$0	$235,527
Total liabilities	$0	$235,527	$0	$235,527

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $9,546,570 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds

Notes to financial statements (unaudited)	Wells Fargo VT International Equity Fund	19

Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended June 30, 2016, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.69% for Class 1 shares and 0.94% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2016 were $66,871,807 and $82,963,606, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At June 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at June 30, 2016	In exchange for U.S. $	Unrealized gains
7-13-2016	Citibank	36,800,000	JPY	$356,448	$339,810	$16,638
7-13-2016	Citibank	551,883,000	JPY	5,345,589	5,067,447	278,142

20	Wells Fargo VT International Equity Fund	Notes to financial statements (unaudited)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at June 30, 2016	In exchange for U.S. $	Unrealized gains (losses)
7-13-2016	Credit Suisse	9,259,451	EUR	$10,278,467	$10,616,933	$338,466
7-13-2016	Citibank	588,683,000	JPY	5,702,037	5,466,510	(235,527)
7-25-2016	Morgan Stanley	760,000	GBP	1,011,912	1,102,281	90,369
7-25-2016	Morgan Stanley	760,000	GBP	1,011,912	1,109,881	97,969
7-25-2016	Morgan Stanley	760,000	GBP	1,011,912	1,117,474	105,562
7-25-2016	Morgan Stanley	760,000	GBP	1,011,912	1,094,662	82,750
9-15-2016	Credit Suisse	21,585,000	EUR	24,015,884	24,439,292	423,408
9-22-2016	Morgan Stanley	4,280,000	GBP	5,702,048	6,288,887	586,839

The Fund had average contract amounts of $7,910,217 and $48,505,550 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended June 30, 2016.

The fair value, realized losses and change in unrealized gains (losses), if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Citibank	$294,780	*	$(235,527)	$0	$59,253
	Credit Suisse	761,874	*	0	0	761,874
	Morgan Stanley	963,489	*	0	0	963,489

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	Citibank	$235,527**	$(235,527)	$0	$0

**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

Notes to financial statements (unaudited)	Wells Fargo VT International Equity Fund	21

For the six months ended June 30, 2016, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo VT International Equity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo VT International Equity Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo VT International Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-260-5969 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo VT International Equity Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT International Equity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

26	Wells Fargo VT International Equity Fund	Other information (unaudited)

The Board noted that the performance of the Fund was higher than or in range of the average performance of the Universe for all periods under review except the one-year period under review. The Board also noted that the performance of the Fund was higher than its benchmark, the MSCI ACWI Index ex USA, for all periods under review except the ten-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes except Class R and Administrator Class. The Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for all share classes The Board also discussed and accepted Funds Management’s proposal to revise the Management Agreement to reduce fees at all asset levels for the Fund.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such

Other information (unaudited)	Wells Fargo VT International Equity Fund	27

as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board also discussed and accepted Funds Management’s proposal to revise the Management Agreement to reduce fees at all asset levels for the Fund. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo VT International Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244419 08-16 SVT3/SAR140 6-16

Semi-Annual Report

June 30, 2016

Wells Fargo VT Omega Growth Fund

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The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo VT Omega Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Although markets gyrated significantly following the U.K.’s surprising decision to leave the E.U. (Brexit), U.S. stocks generally delivered positive results overall for the six-month reporting period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Omega Growth Fund for the six-month period that ended June 30, 2016. During this period, which began with the first quarter of 2016, U.S. and international stock markets experienced heightened volatility, with intermittent rebounds interspersed with sell-offs. The U.S. economy displayed resilience throughout the period, although growth was somewhat sluggish amid ongoing pressures that included slowing growth in China, a strengthening U.S. dollar, and uncertainty regarding interest-rate increases by the U.S. Federal Reserve (Fed); international economies faced deeper ongoing challenges. During June 2016, global markets became especially volatile as the U.K.’s vote over whether to leave the European Union (E.U.) approached. Although markets gyrated significantly following the U.K.’s surprising decision to leave the E.U. (Brexit), U.S. stocks generally delivered positive results overall for the six-month reporting period. International emerging markets also delivered positive results, while international developed markets generally declined.

In the first quarter of 2016, market volatility increased globally amid ongoing concerns.

Stock markets worldwide fluctuated widely in the first quarter of 2016. Most declined sharply in the first six weeks of the year on concerns such as weak global growth, falling commodity prices, and uncertainty over the timing and impact of the Fed’s interest-rate increases. As the quarter progressed, fears abated somewhat and global markets generally rallied back. The U.S. economy ended the quarter on a positive note as much of the quarter’s data reflected resiliency.

With ongoing uncertainties about global growth and financial markets, however, the Fed held off from raising the target interest rate during the quarter. Outside the U.S., the eurozone fell into deflation in February; in response, the European Central Bank announced an expansion of its stimulus program. In China, the government in March set a growth rate of 6.5% to 7.0% for 2016, an acknowledgment that the country’s growth has been slowing. In emerging markets, although central-bank stimulus and improved prices for oil and other commodities led to stock-market rallies in the quarter, many of these countries’ economies face credit downgrades due to challenges such as the likelihood of a stronger U.S. dollar, which would make dollar-denominated debt more expensive.

Worries over interest rates and the U.K.’s vote largely drove the markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose some steam in early May on worries that a possible June interest-rate increase by the Fed could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U.

The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets plummeted as investors worldwide worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

Letter to shareholders (unaudited)	Wells Fargo VT Omega Growth Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Chris Warner, CFA®

Average annual total returns (%) as of June 30, 2016

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 1	3-6-1997	(4.07)	9.20	9.89	0.79	0.75
Class 2	7-31-2002	(4.32)	8.93	9.62	1.04	1.00
Russell 3000® Growth Index[3]	–	1.88	12.04	8.65	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Omega Growth Fund	5

Ten largest holdings (%) as of June 30, 2016[4]
Amazon.com Incorporated	4.01
Facebook Incorporated Class A	3.67
The Home Depot Incorporated	3.32
Visa Incorporated Class A	3.17
Alphabet Incorporated Class A	3.08
Bristol-Myers Squibb Company	2.87
UnitedHealth Group Incorporated	2.63
Apple Incorporated	2.38
Reynolds American Incorporated	2.34
Alphabet Incorporated Class C	2.25

Sector distribution as of June 30, 2016[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through April 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class 1
Actual	$1,000.00	$977.25	$3.69	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Class 2
Actual	$1,000.00	$976.04	$4.91	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.20%

Consumer Discretionary: 21.75%

Diversified Consumer Services: 1.70%
ServiceMaster Global Holdings Incorporated †	33,877	$1,348,305

Hotels, Restaurants & Leisure: 7.32%
McDonald’s Corporation	12,400	1,492,216
Starbucks Corporation	28,500	1,627,920
Vail Resorts Incorporated	9,300	1,285,539
Yum! Brands Incorporated	17,100	1,417,932

		5,823,607

Internet & Catalog Retail: 4.00%
Amazon.com Incorporated †	4,450	3,184,509

Media: 1.31%
Cinemark Holdings Incorporated	28,499	1,039,074

Multiline Retail: 1.57%
Dollar General Corporation	13,300	1,250,200

Specialty Retail: 4.59%
O’Reilly Automotive Incorporated †	3,700	1,003,070
The Home Depot Incorporated	20,700	2,643,183

		3,646,253

Textiles, Apparel & Luxury Goods: 1.26%
Coach Incorporated	24,600	1,002,204

Consumer Staples: 8.67%

Beverages: 6.33%
Constellation Brands Incorporated Class A	10,360	1,713,544
Dr Pepper Snapple Group Incorporated	17,000	1,642,710
Monster Beverage Corporation †	10,400	1,671,384

		5,027,638

Tobacco: 2.34%
Reynolds American Incorporated	34,500	1,860,585

Financials: 6.07%

Capital Markets: 2.06%
Raymond James Financial Incorporated	16,306	803,886
SEI Investments Company	17,300	832,303

		1,636,189

Diversified Financial Services: 2.96%
Intercontinental Exchange Incorporated	5,000	1,279,800
S&P Global Incorporated	10,000	1,072,600

		2,352,400

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Omega Growth Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Real Estate Management & Development: 1.05%
CBRE Group Incorporated Class A †	31,600	$836,768

Health Care: 16.71%

Biotechnology: 2.24%
Alexion Pharmaceuticals Incorporated †	4,600	537,096
Biogen Incorporated †	3,000	725,460
Celgene Corporation †	5,266	519,386

		1,781,942

Health Care Equipment & Supplies: 5.29%
Baxter International Incorporated	20,200	913,444
Boston Scientific Corporation †	44,300	1,035,291
Dexcom Incorporated †	13,100	1,039,223
Intuitive Surgical Incorporated †	1,834	1,213,026

		4,200,984

Health Care Providers & Services: 3.93%
Amedisys Incorporated †	12,400	625,952
Surgical Care Affiliates Incorporated †	8,631	411,440
UnitedHealth Group Incorporated	14,800	2,089,760

		3,127,152

Health Care Technology: 1.10%
Veeva Systems Incorporated Class A †	25,580	872,790

Pharmaceuticals: 4.15%
Bristol-Myers Squibb Company	31,010	2,280,786
Novo Nordisk A/S ADR	19,000	1,021,820

		3,302,606

Industrials: 11.28%

Aerospace & Defense: 1.21%
Orbital ATK Incorporated	11,300	962,082

Airlines: 0.70%
Delta Air Lines Incorporated	15,290	557,015

Commercial Services & Supplies: 2.13%
KAR Auction Services Incorporated	40,500	1,690,470

Electrical Equipment: 1.03%
Acuity Brands Incorporated	3,300	818,268

Industrial Conglomerates: 1.27%
Carlisle Companies Incorporated	9,600	1,014,528

Machinery: 0.47%
Proto Labs Incorporated †«	6,538	376,327

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Omega Growth Fund	9

Security name	Shares	Value

Professional Services: 1.06%
Verisk Analytics Incorporated †	10,400	$843,232

Road & Rail: 2.32%
J.B. Hunt Transport Services Incorporated	10,400	841,672
Kansas City Southern	11,100	999,999

		1,841,671

Trading Companies & Distributors: 1.09%
HD Supply Holdings Incorporated †	24,808	863,815

Information Technology: 30.46%

Communications Equipment: 1.38%
Harris Corporation	13,100	1,093,064

Internet Software & Services: 11.88%
Alphabet Incorporated Class A †	3,480	2,448,284
Alphabet Incorporated Class C †	2,589	1,791,847
CoStar Group Incorporated †	5,000	1,093,300
Facebook Incorporated Class A †	25,505	2,914,711
Tencent Holdings Limited ADR	51,900	1,192,143

		9,440,285

IT Services: 7.98%
Alliance Data Systems Corporation †	2,100	411,432
Broadridge Financial Solutions Incorporated	16,097	1,049,524
EPAM Systems Incorporated †	17,015	1,094,235
PayPal Holdings Incorporated †	34,800	1,270,548
Visa Incorporated Class A	33,944	2,517,626

		6,343,365

Software: 6.84%
Adobe Systems Incorporated †	11,400	1,092,006
Salesforce.com Incorporated †	14,300	1,135,563
ServiceNow Incorporated †	16,380	1,087,632
Take-Two Interactive Software Incorporated †	33,200	1,258,944
Tyler Technologies Incorporated †	5,200	866,892

		5,441,037

Technology Hardware, Storage & Peripherals: 2.38%
Apple Incorporated	19,820	1,894,792

Materials: 3.02%

Chemicals: 1.63%
The Sherwin-Williams Company	4,400	1,292,148

Construction Materials: 1.39%
Vulcan Materials Company	9,200	1,107,312

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Omega Growth Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name		Shares	Value

Telecommunication Services: 1.24%

Diversified Telecommunication Services: 1.24%
Zayo Group Holdings Incorporated †		35,400	$988,720

Total Common Stocks (Cost $62,147,756)			78,861,337

	Yield

Short-Term Investments: 0.86%

Investment Companies: 0.86%
Securities Lending Cash Investments LLC (l)(r)(u)	0.47%	356,500	356,500
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	331,283	331,283

Total Short-Term Investments (Cost $687,783)			687,783

Total investments in securities (Cost $62,835,539) *	100.06%	79,549,120
Other assets and liabilities, net	(0.06)	(48,022)

Total net assets	100.00%	$79,501,098

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $62,986,409 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,982,886
Gross unrealized losses	(1,420,175)

Net unrealized gains	$16,562,711

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016 (unaudited)	Wells Fargo VT Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including $349,246 of securities loaned), at value (cost $62,147,756)	$78,861,337
In affiliated securities, at value (cost $687,783)	687,783

Total investments, at value (cost $62,835,539)	79,549,120
Receivable for investments sold	908,127
Receivable for Fund shares sold	25,890
Receivable for dividends	75,938
Receivable for securities lending income	99
Prepaid expenses and other assets	3,311

Total assets	80,562,485

Liabilities
Payable for investments purchased	407,839
Payable for Fund shares redeemed	214,652
Payable upon receipt of securities loaned	356,500
Management fee payable	35,664
Distribution fee payable	9,167
Administration fees payable	5,321
Accrued expenses and other liabilities	32,244

Total liabilities	1,061,387

Total net assets	$79,501,098

NET ASSETS CONSIST OF
Paid-in capital	$61,272,152
Undistributed net investment income	32,578
Accumulated net realized gains on investments	1,482,787
Net unrealized gains on investments	16,713,581

Total net assets	$79,501,098

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$35,298,594
Shares outstanding – Class 1[1]	1,549,979
Net asset value per share – Class 1	$22.77
Net assets – Class 2	$44,202,504
Shares outstanding – Class 2[1]	2,009,079
Net asset value per share – Class 2	$22.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Omega Growth Fund	Statement of operations—six months ended June 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $888)	$382,035
Securities lending income, net	3,144
Income from affiliated securities	2,457

Total investment income	387,636

Expenses
Management fee	238,940
Administration fees
Class 1	14,317
Class 2	17,542
Distribution fee
Class 2	54,819
Custody and accounting fees	9,328
Professional fees	25,094
Shareholder report expenses	6,714
Trustees’ fees and expenses	9,942
Other fees and expenses	2,028

Total expenses	378,724
Less: Fee waivers and/or expense reimbursements	(25,230)

Net expenses	353,494

Net investment income	34,142

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(676,459)
Net change in unrealized losses on investments	(1,734,709)

Net realized and unrealized losses on investments	(2,411,168)

Net decrease in net assets resulting from operations	$(2,377,026)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo VT Omega Growth Fund	13

	Six months ended June 30, 2016 (unaudited)		Year ended December 31, 2015

Operations
Net investment income (loss)		$34,142		$(244,546)
Net realized gains (losses) on investments		(676,459)		6,494,195
Net change in unrealized losses on investments		(1,734,709)		(4,579,099)

Net increase (decrease) in net assets resulting from operations		(2,377,026)		1,670,550

Distributions to shareholders from
Net realized gains
Class 1		0		(7,419,706)
Class 2		0		(9,347,294)

Total distributions to shareholders		0		(16,767,000)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	65,189	1,414,259	72,950	1,869,588
Class 2	40,398	847,222	123,489	3,149,327

		2,261,481		5,018,915

Reinvestment of distributions
Class 1	0	0	315,732	7,419,706
Class 2	0	0	410,690	9,347,294

		0		16,767,000

Payment for shares redeemed
Class 1	(247,239)	(5,431,742)	(368,743)	(9,447,612)
Class 2	(247,881)	(5,277,180)	(513,389)	(13,161,588)

		(10,708,922)		(22,609,200)

Net decrease in net assets resulting from capital share transactions		(8,447,441)		(823,285)

Total decrease in net assets		(10,824,467)		(15,919,735)

Net assets
Beginning of period		90,325,565		106,245,300

End of period		$79,501,098		$90,325,565

Undistributed (accumulated) net investment income (loss)		$32,578		$(1,564)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)	Year ended December 31
CLASS 1		2015	2014	2013	2012	2011
Net asset value, beginning of period	$23.30	$27.57	$32.78	$25.56	$22.78	$24.26
Net investment income (loss)	0.06	(0.03)	(0.03)	(0.01)	0.11	(0.06)
Net realized and unrealized gains (losses) on investments	(0.59)	0.52	1.22	9.81	4.43	(1.21)

Total from investment operations	(0.53)	0.49	1.19	9.80	4.54	(1.27)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.12)	0.00	0.00
Net realized gains	0.00	(4.76)	(6.40)	(2.46)	(1.76)	(0.21)

Total distributions to shareholders	0.00	(4.76)	(6.40)	(2.58)	(1.76)	(0.21)
Net asset value, end of period	$22.77	$23.30	$27.57	$32.78	$25.56	$22.78
Total return[1]	(2.27)%	1.62%	4.09%	40.22%	20.76%	(5.36)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.79%	0.75%	0.79%	0.80%	0.80%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.22%	(0.11)%	(0.10)%	(0.12)%	0.40%	(0.27)%
Supplemental data
Portfolio turnover rate	43%	101%	88%	95%	93%	110%
Net assets, end of period (000s omitted)	$35,299	$40,362	$47,210	$55,867	$47,842	$45,293

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo VT Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)	Year ended December 31
CLASS 2		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.54	$26.89	$32.19	$25.13	$22.48	$24.00
Net investment income (loss)	(0.02)	(0.09)	(0.10)	(0.12)	0.02	(0.14)
Net realized and unrealized gains (losses) on investments	(0.52)	0.50	1.20	9.68	4.39	(1.17)

Total from investment operations	(0.54)	0.41	1.10	9.56	4.41	(1.31)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.04)	0.00	0.00
Net realized gains	0.00	(4.76)	(6.40)	(2.46)	(1.76)	(0.21)

Total distributions to shareholders	0.00	(4.76)	(6.40)	(2.50)	(1.76)	(0.21)
Net asset value, end of period	$22.00	$22.54	$26.89	$32.19	$25.13	$22.48
Total return[1]	(2.40)%	1.34%	3.86%	39.88%	20.39%	(5.54)%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.04%	1.00%	1.04%	1.05%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.03)%	(0.36)%	(0.35)%	(0.37)%	0.12%	(0.52)%
Supplemental data
Portfolio turnover rate	43%	101%	88%	95%	93%	110%
Net assets, end of period (000s omitted)	$44,203	$49,963	$59,035	$68,658	$62,599	$66,756

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo VT Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo VT Omega Growth Fund	17

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,110,011 with $1,338,632 expiring in 2016 and $771,379 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo VT Omega Growth Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$17,294,152	$0	$0	$17,294,152
Consumer staples	6,888,223	0	0	6,888,223
Financials	4,825,357	0	0	4,825,357
Health care	13,285,474	0	0	13,285,474
Industrials	8,967,408	0	0	8,967,408
Information technology	24,212,543	0	0	24,212,543
Materials	2,399,460	0	0	2,399,460
Telecommunication services	988,720	0	0	988,720

Short-term investments
Investment companies	331,283	0	0	331,283
Investments measured at net asset value*				356,500
Total assets	$79,192,620	$0	$0	$79,549,120

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $356,500 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, common stocks with a market value of $1,192,143 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.60% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended June 30, 2016, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2017 to waive fees and/or reimburse expenses to

Notes to financial statements (unaudited)	Wells Fargo VT Omega Growth Fund	19

the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2016 were $35,471,334 and $44,409,259, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On July 7, 2016, the Fund declared distributions from long-term capital gains to shareholders of record on July 6, 2016. The per share amounts payable on July 8, 2016 were as follows:

Long-term capital gains
Class 1	$1.24515
Class 2	1.24515

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

20	Wells Fargo VT Omega Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo VT Omega Growth Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo VT Omega Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-260-5969 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo VT Omega Growth Fund	23

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Omega Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

24	Wells Fargo VT Omega Growth Fund	Other information (unaudited)

The Board noted that the performance of the Fund was lower than the average performance of the Universe for all periods under review except the five- and ten-year periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 3000® Growth Index, for all periods under review except the ten-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to market factors and investment decisions that affected the Fund’s performance and of longer term outperformance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or equal to the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Other information (unaudited)	Wells Fargo VT Omega Growth Fund	25

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

26	Wells Fargo VT Omega Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244420 08-16 SVT5/SAR142 6-16

Semi-Annual Report

June 30, 2016

Wells Fargo VT Opportunity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo VT Opportunity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Although markets gyrated significantly following the U.K.’s surprising decision to leave the E.U. (Brexit), U.S. stocks generally delivered positive results overall for the six-month reporting period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Opportunity Fund for the six-month period that ended June 30, 2016. During this period, which began with the first quarter of 2016, U.S. and international stock markets experienced heightened volatility, with intermittent rebounds interspersed with sell-offs. The U.S. economy displayed resilience throughout the period, although growth was somewhat sluggish amid ongoing pressures that included slowing growth in China, a strengthening U.S. dollar, and uncertainty regarding interest-rate increases by the U.S. Federal Reserve (Fed); international economies faced deeper ongoing challenges. During June 2016, global markets became especially volatile as the U.K.’s vote over whether to leave the European Union (E.U.) approached. Although markets gyrated significantly following the U.K.’s surprising decision to leave the E.U. (Brexit), U.S. stocks generally delivered positive results overall for the six-month reporting period. International emerging markets also delivered positive results, while international developed markets generally declined.

In the first quarter of 2016, market volatility increased globally amid ongoing concerns.

Stock markets worldwide fluctuated widely in the first quarter of 2016. Most declined sharply in the first six weeks of the year on concerns such as weak global growth, falling commodity prices, and uncertainty over the timing and impact of the Fed’s interest-rate increases. As the quarter progressed, fears abated somewhat and global markets generally rallied back. The U.S. economy ended the quarter on a positive note as much of the quarter’s data reflected resiliency.

With ongoing uncertainties about global growth and financial markets, however, the Fed held off from raising the target interest rate during the quarter. Outside the U.S., the eurozone fell into deflation in February; in response, the European Central Bank announced an expansion of its stimulus program. In China, the government in March set a growth rate of 6.5% to 7.0% for 2016, an acknowledgment that the country’s growth has been slowing. In emerging markets, although central-bank stimulus and improved prices for oil and other commodities led to stock-market rallies in the quarter, many of these countries’ economies face credit downgrades due to challenges such as the likelihood of a stronger U.S. dollar, which would make dollar-denominated debt more expensive.

Worries over interest rates and the U.K.’s vote largely drove the markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose some steam in early May on worries that a possible June interest-rate increase by the Fed could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U.

The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets plummeted as investors worldwide worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

Letter to shareholders (unaudited)	Wells Fargo VT Opportunity Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann M. Miletti

Average annual total returns (%) as of June 30, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-26-2011	(1.89)	8.19	7.43	0.84	0.75
Class 2	5-8-1992	(2.11)	7.93	7.30	1.09	1.00
Russell 3000® Index[4]	–	2.14	11.60	7.40	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Opportunity Fund	5

Ten largest holdings (%) as of June 30, 2016[5]
Tyco International plc	3.00
Medtronic plc	2.77
Alphabet Incorporated Class C	2.54
Apple Incorporated	2.38
Bio-Rad Laboratories Incorporated Class A	2.16
American International Group Incorporated	1.81
United Technologies Corporation	1.78
Chubb Limited	1.75
American Tower Corporation	1.74
PNC Financial Services Group Incorporated	1.66

Sector distribution as of June 30, 2016[6]

[1]	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through April 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class 1
Actual	$1,000.00	$1,028.80	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Class 2
Actual	$1,000.00	$1,027.55	$5.04	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 98.60%

Consumer Discretionary: 12.97%

Household Durables: 1.14%
Harman International Industries Incorporated	31,058	$2,230,586

Media: 4.71%
Comcast Corporation Class A	46,643	3,040,657
Discovery Communications Incorporated Class C †	53,864	1,284,656
Omnicom Group Incorporated	24,931	2,031,627
Twenty-First Century Fox Incorporated Class B	106,262	2,895,640

		9,252,580

Multiline Retail: 3.63%
Dollar General Corporation	32,604	3,064,776
Nordstrom Incorporated «	43,095	1,639,765
Target Corporation	34,547	2,412,072

		7,116,613

Specialty Retail: 2.33%
Dick’s Sporting Goods Incorporated	43,444	1,957,587
Lowe’s Companies Incorporated	32,905	2,605,089

		4,562,676

Textiles, Apparel & Luxury Goods: 1.16%
Ralph Lauren Corporation	25,485	2,283,966

Consumer Staples: 6.26%

Food & Staples Retailing: 1.08%
The Kroger Company	57,819	2,127,161

Food Products: 2.70%
Mead Johnson Nutrition Company	31,649	2,872,147
The Hershey Company	21,337	2,421,536

		5,293,683

Household Products: 1.23%
Church & Dwight Company Incorporated	23,451	2,412,873

Personal Products: 1.25%
The Estee Lauder Companies Incorporated Class A	26,974	2,455,173

Energy: 8.68%

Energy Equipment & Services: 2.01%
Halliburton Company	59,430	2,691,585
Weatherford International plc †	226,076	1,254,722

		3,946,307

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Opportunity Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 6.67%
Concho Resources Incorporated †	19,287	$2,300,360
EOG Resources Incorporated	36,671	3,059,095
Newfield Exploration Company †	63,742	2,816,122
Pioneer Natural Resources Company	20,272	3,065,329
Range Resources Corporation «	42,605	1,837,980

		13,078,886

Financials: 14.64%

Banks: 4.76%
Citigroup Incorporated	76,320	3,235,205
PNC Financial Services Group Incorporated	39,914	3,248,600
Webster Financial Corporation	84,305	2,862,155

		9,345,960

Capital Markets: 1.80%
E*TRADE Financial Corporation †	49,285	1,157,705
TD Ameritrade Holding Corporation	82,944	2,361,830

		3,519,535

Insurance: 6.34%
American International Group Incorporated	67,172	3,552,727
Chubb Limited	26,248	3,430,876
The Progressive Corporation	70,292	2,354,782
Willis Towers Watson plc	24,965	3,103,399

		12,441,784

REITs: 1.74%
American Tower Corporation	30,102	3,419,888

Health Care: 14.03%

Health Care Equipment & Supplies: 3.83%
Medtronic plc	62,689	5,439,525
Zimmer Holdings Incorporated	17,185	2,068,730

		7,508,255

Health Care Providers & Services: 2.32%
Cigna Corporation	21,609	2,765,736
Patterson Companies Incorporated	37,354	1,788,883

		4,554,619

Life Sciences Tools & Services: 5.07%
Agilent Technologies Incorporated	60,311	2,675,396
Bio-Rad Laboratories Incorporated Class A †	29,581	4,230,675
Thermo Fisher Scientific Incorporated	20,612	3,045,629

		9,951,700

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Opportunity Fund	9

Security name	Shares	Value

Pharmaceuticals: 2.81%
Merck & Company Incorporated	50,393	$2,903,141
Novartis AG ADR	31,714	2,616,722

		5,519,863

Industrials: 15.07%

Aerospace & Defense: 4.40%
B/E Aerospace Incorporated	59,445	2,744,873
BWX Technologies Incorporated	66,997	2,396,483
United Technologies Corporation	34,127	3,499,724

		8,641,080

Airlines: 1.08%
United Continental Holdings Incorporated †	51,616	2,118,321

Commercial Services & Supplies: 4.47%
Republic Services Incorporated	56,246	2,885,982
Tyco International plc	138,179	5,886,425

		8,772,407

Electrical Equipment: 0.77%
Babcock & Wilcox Enterprises Incorporated †	103,295	1,517,404

Machinery: 1.03%
Colfax Corporation †	75,990	2,010,695

Road & Rail: 3.32%
Canadian Pacific Railway Limited	8,127	1,046,676
Hertz Global Holdings Incorporated	286,945	3,176,481
J.B. Hunt Transport Services Incorporated	28,281	2,288,781

		6,511,938

Information Technology: 22.46%

Electronic Equipment, Instruments & Components: 2.73%
Amphenol Corporation Class A	47,362	2,715,263
TE Connectivity Limited	46,449	2,652,702

		5,367,965

Internet Software & Services: 2.54%
Alphabet Incorporated Class C †	7,194	4,978,967

IT Services: 4.75%
Alliance Data Systems Corporation †	12,504	2,449,784
Cognizant Technology Solutions Corporation Class A †	34,867	1,995,787
Global Payments Incorporated	36,173	2,582,029
MasterCard Incorporated Class A	25,999	2,289,472

		9,317,072

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Opportunity Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 3.77%
ARM Holdings plc		122,195	$1,856,107
Broadcom Limited		20,144	3,130,378
Texas Instruments Incorporated		38,606	2,418,666

			7,405,151

Software: 6.29%
Check Point Software Technologies Limited «†		27,021	2,153,033
Citrix Systems Incorporated †		28,550	2,286,570
Oracle Corporation		65,612	2,685,499
Red Hat Incorporated †		35,991	2,612,945
Salesforce.com Incorporated †		32,898	2,612,430

			12,350,477

Technology Hardware, Storage & Peripherals: 2.38%
Apple Incorporated		48,804	4,665,662

Materials: 4.49%

Chemicals: 2.48%
PPG Industries Incorporated		26,629	2,773,410
Praxair Incorporated		18,704	2,102,143

			4,875,553

Containers & Packaging: 1.21%
Crown Holdings Incorporated †		46,766	2,369,633

Metals & Mining: 0.80%
Steel Dynamics Incorporated		63,879	1,565,036

Total Common Stocks (Cost $161,778,663)			193,489,469

	Yield

Short-Term Investments: 3.35%

Investment Companies: 3.35%
Securities Lending Cash Investments LLC (l)(r)(u)	0.47%	4,805,475	4,805,475
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	1,768,251	1,768,251

Total Short-Term Investments (Cost $6,573,726)			6,573,726

Total investments in securities (Cost $168,352,389) *	101.95%	200,063,195
Other assets and liabilities, net	(1.95)	(3,827,623)

Total net assets	100.00%	$196,235,572

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $168,758,419 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,133,924
Gross unrealized losses	(7,829,148)

Net unrealized gains	$31,304,776

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016 (unaudited)	Wells Fargo VT Opportunity Fund	11

Assets
Investments
In unaffiliated securities (including $4,697,965 of securities loaned), at value (cost $161,778,663)	$193,489,469
In affiliated securities, at value (cost $6,573,726)	6,573,726

Total investments, at value (cost $168,352,389)	200,063,195
Receivable for investments sold	1,375,785
Receivable for Fund shares sold	19,938
Receivable for dividends	157,802
Receivable for securities lending income	1,505
Prepaid expenses and other assets	4,350

Total assets	201,622,575

Liabilities
Payable for investments purchased	153,307
Payable for Fund shares redeemed	249,981
Payable upon receipt of securities loaned	4,805,475
Management fee payable	100,430
Distribution fee payable	34,182
Administration fees payable	13,102
Accrued expenses and other liabilities	30,526

Total liabilities	5,387,003

Total net assets	$196,235,572

NET ASSETS CONSIST OF
Paid-in capital	$138,837,191
Undistributed net investment income	4,535,466
Accumulated net realized gains on investments	21,152,129
Net unrealized gains on investments	31,710,786

Total net assets	$196,235,572

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$32,381,837
Shares outstanding – Class 1[1]	1,259,049
Net asset value per share – Class 1	$25.72
Net assets – Class 2	$163,853,735
Shares outstanding – Class 2[1]	6,365,665
Net asset value per share – Class 2	$25.74

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Opportunity Fund	Statement of operations—six months ended June 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $16,720)	$1,340,230
Securities lending income, net	15,537
Income from affiliated securities	3,319

Total investment income	1,359,086

Expenses
Management fee	670,018
Administration fees
Class 1	12,998
Class 2	63,576
Distribution fee
Class 2	198,674
Custody and accounting fees	10,316
Professional fees	22,797
Shareholder report expenses	8,510
Trustees’ fees and expenses	10,706
Other fees and expenses	3,105

Total expenses	1,000,700
Less: Fee waivers and/or expense reimbursements	(84,150)

Net expenses	916,550

Net investment income	442,536

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,041,701
Net change in unrealized gains (losses) on investments	2,671,421

Net realized and unrealized gains (losses) on investments	4,713,122

Net increase in net assets resulting from operations	$5,155,658

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo VT Opportunity Fund	13

	Six months ended June 30, 2016 (unaudited)		Year ended December 31, 2015

Operations
Net investment income		$442,536		$4,169,899
Net realized gains on investments		2,041,701		19,932,472
Net change in unrealized gains (losses) on investments		2,671,421		(27,908,779)

Net increase (decrease) in net assets resulting from operations		5,155,658		(3,806,408)

Distributions to shareholders from
Net investment income
Class 1		0		(155,286)
Class 2		0		(243,668)
Net realized gains
Class 1		0		(3,986,797)
Class 2		0		(19,507,701)

Total distributions to shareholders		0		(23,893,452)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	15,350	380,817	77,816	1,613,192
Class 2	89,304	2,198,135	261,064	5,454,558

		2,578,952		7,067,750

Reinvestment of distributions
Class 1	0	0	159,926	4,142,083
Class 2	0	0	760,253	19,751,369

		0		23,893,452

Payment for shares redeemed
Class 1	(177,793)	(4,422,888)	(279,846)	(7,750,062)
Class 2	(473,132)	(11,704,936)	(1,248,271)	(34,407,074)

		(16,127,824)		(42,157,136)

Net decrease in net assets resulting from capital share transactions		(13,548,872)		(11,195,934)

Total decrease in net assets		(8,393,214)		(38,895,794)

Net assets
Beginning of period		204,628,786		243,524,580

End of period		$196,235,572		$204,628,786

Undistributed net investment income		$4,535,466		$4,092,930

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)	Year ended December 31
CLASS 1		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$25.00	$28.82	$26.11	$20.02	$17.40	$16.52
Net investment income	0.15	0.57	0.10	0.08	0.10	0.04
Net realized and unrealized gains (losses) on investments	0.57	(1.28)	2.69	6.11	2.64	0.84

Total from investment operations	0.72	(0.71)	2.79	6.19	2.74	0.88
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.08)	(0.10)	(0.11)	0.00
Net realized gains	0.00	(2.99)	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	0.00	(3.11)	(0.08)	(0.10)	(0.12)	0.00
Net asset value, end of period	$25.72	$25.00	$28.82	$26.11	$20.02	$17.40
Total return[2]	2.88%	(2.85)%	10.70%	30.99%	15.80%	5.33%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.82%	0.84%	0.86%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.67%	2.02%	0.37%	0.32%	0.46%	0.61%
Supplemental data
Portfolio turnover rate	15%	41%	33%	26%	36%	35%
Net assets, end of period (000s omitted)	$32,382	$35,539	$42,178	$44,636	$40,950	$42,116

[1]	For the period from August 26, 2011 (commencement of class operations) to December 31, 2011

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo VT Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)	Year ended December 31
CLASS 2		2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.05	$28.86	$26.15	$20.05	$17.38	$18.42
Net investment income	0.08	0.50	0.04	0.02	0.05	0.03
Net realized and unrealized gains (losses) on investments	0.61	(1.28)	2.69	6.13	2.65	(1.04)

Total from investment operations	0.69	(0.78)	2.73	6.15	2.70	(1.01)
Distributions to shareholders from
Net investment income	0.00	(0.04)	(0.02)	(0.05)	(0.02)	(0.03)
Net realized gains	0.00	(2.99)	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	0.00	(3.03)	(0.02)	(0.05)	(0.03)	(0.03)
Net asset value, end of period	$25.74	$25.05	$28.86	$26.15	$20.05	$17.38
Total return[1]	2.75%	(3.08)%	10.42%	30.68%	15.52%	(5.52)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.07%	1.09%	1.10%	1.07%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.04%
Net investment income	0.42%	1.76%	0.12%	0.07%	0.21%	0.18%
Supplemental data
Portfolio turnover rate	15%	41%	33%	26%	36%	35%
Net assets, end of period (000s omitted)	$163,854	$169,090	$201,347	$211,077	$188,313	$201,535

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo VT Opportunity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo VT Opportunity Fund	17

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18	Wells Fargo VT Opportunity Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $360,675 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$25,446,421	$0	$0	$25,446,421
Consumer staples	12,288,890	0	0	12,288,890
Energy	17,025,193	0	0	17,025,193
Financials	28,727,167	0	0	28,727,167
Health care	27,534,437	0	0	27,534,437
Industrials	29,571,845	0	0	29,571,845
Information technology	42,229,187	1,856,107	0	44,085,294
Materials	8,810,222	0	0	8,810,222

Short-term investments
Investment companies	1,768,251	0	0	1,768,251
Investments measured at net asset value*				4,805,475
Total assets	$193,401,613	$1,856,107	$0	$200,063,195

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,805,475 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo VT Opportunity Fund	19

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.58% as the average daily net assets of the Fund increase. For the six months ended June 30, 2016, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2016 were $29,022,180 and $42,131,836, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo VT Opportunity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo VT Opportunity Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo VT Opportunity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-260-5969 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo VT Opportunity Fund	23

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Opportunity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance

24	Wells Fargo VT Opportunity Fund	Other information (unaudited)

Universe. The Board noted that the performance of the Fund was lower than the average performance of the Universe for all periods under review except the ten-year period under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 3000® Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to market factors and investment decisions that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such

Other information (unaudited)	Wells Fargo VT Opportunity Fund	25

as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

26	Wells Fargo VT Opportunity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244421 08-16 SVT6/SAR143 6-16

Semi-Annual Report

June 30, 2016

Wells Fargo VT Small Cap Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Contents

Letter to shareholders	2

Performance highlights	4

Fund expenses	6

Portfolio of investments	7

Financial statements
Statement of assets and liabilities	12
Statement of operations	13
Statement of changes in net assets	14
Financial highlights	15

Notes to financial statements	17

Other information	21

List of abbreviations	27

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo VT Small Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Although markets gyrated significantly following the U.K.’s surprising decision to leave the E.U. (Brexit), U.S. stocks generally delivered positive results overall for the six-month reporting period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Small Cap Growth Fund for the six-month period that ended June 30, 2016. During this period, which began with the first quarter of 2016, U.S. and international stock markets experienced heightened volatility, with intermittent rebounds interspersed with sell-offs. The U.S. economy displayed resilience throughout the period, although growth was somewhat sluggish amid ongoing pressures that included slowing growth in China, a strengthening U.S. dollar, and uncertainty regarding interest-rate increases by the U.S. Federal Reserve (Fed); international economies faced deeper ongoing challenges. During June 2016, global markets became especially volatile as the U.K.’s vote over whether to leave the European Union (E.U.) approached. Although markets gyrated significantly following the U.K.’s surprising decision to leave the E.U. (Brexit), U.S. stocks generally delivered positive results overall for the six-month reporting period. International emerging markets also delivered positive results, while international developed markets generally declined.

In the first quarter of 2016, market volatility increased globally amid ongoing concerns.

Stock markets worldwide fluctuated widely in the first quarter of 2016. Most declined sharply in the first six weeks of the year on concerns such as weak global growth, falling commodity prices, and uncertainty over the timing and impact of the Fed’s interest-rate increases. As the quarter progressed, fears abated somewhat and global markets generally rallied back. The U.S. economy ended the quarter on a positive note as much of the quarter’s data reflected resiliency.

With ongoing uncertainties about global growth and financial markets, however, the Fed held off from raising the target interest rate during the quarter. Outside the U.S., the eurozone fell into deflation in February; in response, the European Central Bank announced an expansion of its stimulus program. In China, the government in March set a growth rate of 6.5% to 7.0% for 2016, an acknowledgment that the country’s growth has been slowing. In emerging markets, although central-bank stimulus and improved prices for oil and other commodities led to stock-market rallies in the quarter, many of these countries’ economies face credit downgrades due to challenges such as the likelihood of a stronger U.S. dollar, which would make dollar-denominated debt more expensive.

Worries over interest rates and the U.K.’s vote largely drove the markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose some steam in early May on worries that a possible June interest-rate increase by the Fed could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U.

The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets plummeted as investors worldwide worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

Letter to shareholders (unaudited)	Wells Fargo VT Small Cap Growth Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT Small Cap Growth Fund	Performance highlights (unaudited)

The Fund is currently closed to new insurance companies.1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CFP

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®

Average annual total returns (%) as of June 30, 20162

					Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[4]
Class 1	7-16-2010	(15.59)	6.97	7.62	0.93	0.93
Class 2	5-1-1995	(15.85)	6.69	7.45	1.18	1.18
Russell 2000® Growth Index[5]	–	(10.75)	8.51	7.14	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Small Cap Growth Fund	5

Ten largest holdings (%) as of June 30, 2016[6]
Proofpoint Incorporated	3.57
MarketAxess Holdings Incorporated	3.43
Acadia Healthcare Company Incorporated	3.06
SPS Commerce Incorporated	3.04
InterXion Holding NV	2.71
Q2 Holdings Incorporated	2.42
On Assignment Incorporated	2.17
Wageworks Incorporated	2.08
Ligand Pharmaceuticals Incorporated	2.08
Envestnet Incorporated	1.98

Sector distribution as of June 30, 2016[7]

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through April 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Class 1 and 1.20% for Class 2. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period[1]	Net annualized expense ratio
Class 1
Actual	$1,000.00	$987.36	$4.69	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Class 2
Actual	$1,000.00	$984.81	$5.92	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02	1.20%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.50%

Consumer Discretionary: 11.63%

Auto Components: 1.50%
Gentherm Incorporated †	22,740	$778,843
Motorcar Parts of America Incorporated †	94,773	2,575,930

		3,354,773

Diversified Consumer Services: 0.99%
Grand Canyon Education Incorporated †	55,300	2,207,576

Hotels, Restaurants & Leisure: 3.49%
Jack in the Box Incorporated	14,500	1,245,840
Planet Fitness Incorporated Class A †«	57,916	1,093,454
The Habit Restaurants Incorporated Class A †«	158,778	2,600,784
Wingstop Incorporated †«	73,269	1,996,580
Zoe’s Kitchen Incorporated †«	23,143	839,397

		7,776,055

Household Durables: 0.41%
Universal Electronics Incorporated †	12,800	925,184

Leisure Products: 0.33%
MCBC Holdings Incorporated	65,654	725,477

Media: 1.15%
IMAX Corporation †	87,320	2,574,194

Multiline Retail: 0.35%
Ollie S Bargain Outlet Holding †	31,600	786,524

Specialty Retail: 2.27%
Five Below Incorporated †	18,928	878,448
Lithia Motors Incorporated Class A	25,050	1,780,304
Monro Muffler Brake Incorporated	10,230	650,219
Sportsman’s Warehouse Holdings Incorporated †	218,014	1,757,193

		5,066,164

Textiles, Apparel & Luxury Goods: 1.14%
G-III Apparel Group Limited †	55,540	2,539,289

Energy: 2.88%

Oil, Gas & Consumable Fuels: 2.88%
Matador Resources Company †«	52,383	1,037,183
PDC Energy Incorporated †	35,820	2,063,590
RSP Permian Incorporated †	95,521	3,332,728

		6,433,501

Financials: 5.29%

Capital Markets: 0.34%
Financial Engines Incorporated «	29,700	768,339

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Small Cap Growth Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name	Shares	Value

Diversified Financial Services: 3.43%
MarketAxess Holdings Incorporated	52,578	$7,644,841

Thrifts & Mortgage Finance: 1.52%
LendingTree Incorporated †«	38,488	3,399,645

Health Care: 31.56%

Biotechnology: 4.44%
Alder Biopharmaceuticals Incorporated †«	26,900	671,693
Ligand Pharmaceuticals Incorporated †«	38,880	4,637,218
Radius Health Incorporated †«	34,088	1,252,734
Repligen Corporation †	81,400	2,227,104
Ultragenyx Pharmaceutical Incorporated †	22,962	1,123,071

		9,911,820

Health Care Equipment & Supplies: 14.62%
Abiomed Incorporated †	22,210	2,427,331
Cerus Corporation †«	191,092	1,192,414
Cynosure Incorporated Class A †	83,037	4,039,335
Entellus Medical Incorporated †«	71,112	1,299,216
Glaukos Corporation †	57,568	1,678,683
Inogen Incorporated †	74,220	3,719,164
Integra LifeSciences Holdings Corporation	16,500	1,316,370
Natus Medical Incorporated †	56,950	2,152,710
Nevro Corporation †«	59,879	4,416,675
NxStage Medical Incorporated †	179,640	3,894,595
The Spectranetics Corporation †	216,137	4,043,923
Zeltiq Aesthetics Incorporated †«	89,560	2,447,675

		32,628,091

Health Care Providers & Services: 9.67%
AAC Holdings Incorporated †«	31,668	722,664
Acadia Healthcare Company Incorporated †	123,160	6,823,064
Adeptus Health Incorporated Class A †«	30,060	1,552,900
Diplomat Pharmacy Incorporated †«	70,849	2,479,715
ExamWorks Group Incorporated †	120,316	4,193,013
HealthEquity Incorporated †	138,925	4,221,236
Teladoc Incorporated †«	99,266	1,590,241

		21,582,833

Health Care Technology: 0.55%
Veeva Systems Incorporated Class A †	35,720	1,218,766

Life Sciences Tools & Services: 1.78%
ICON plc ADR †	24,600	1,722,246
INC Research Holdings Incorporated Class A †	58,883	2,245,209

		3,967,455

Pharmaceuticals: 0.50%
Relypsa Incorporated †«	59,700	1,104,450

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Small Cap Growth Fund	9

Security name	Shares	Value

Industrials: 12.40%

Aerospace & Defense: 0.62%
HEICO Corporation	20,700	$1,382,967

Airlines: 0.65%
SkyWest Incorporated	54,900	1,452,654

Building Products: 0.85%
Apogee Enterprises Incorporated	40,850	1,893,398

Commercial Services & Supplies: 0.97%
G&K Services Incorporated Class A	15,940	1,220,526
Multi-Color Corporation	14,780	937,052

		2,157,578

Construction & Engineering: 1.83%
Dycom Industries Incorporated †	32,460	2,913,610
Granite Construction Incorporated	26,000	1,184,300

		4,097,910

Machinery: 2.38%
John Bean Technologies Corporation	41,120	2,517,366
Milacron Holdings Corporation †«	113,827	1,651,630
Mueller Water Products Incorporated Class A	99,400	1,135,148

		5,304,144

Professional Services: 4.68%
CEB Incorporated	15,511	956,718
On Assignment Incorporated †	131,021	4,841,226
Wageworks Incorporated †	77,588	4,640,538

		10,438,482

Trading Companies & Distributors: 0.42%
Beacon Roofing Supply Incorporated †	20,500	932,135

Information Technology: 34.74%

Communications Equipment: 0.63%
Infinera Corporation †	124,274	1,401,811

Internet Software & Services: 11.56%
2U Incorporated †«	51,770	1,522,556
Demandware Incorporated †	29,800	2,232,020
Envestnet Incorporated †«	132,861	4,425,600
LogMeIn Incorporated †	39,390	2,498,508
Q2 Holdings Incorporated †	192,766	5,401,303
SPS Commerce Incorporated †	111,832	6,777,019
Stamps.com Incorporated †	15,120	1,321,790
Xactly Corporation †	126,195	1,616,558

		25,795,354

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Small Cap Growth Fund	Portfolio of investments—June 30, 2016 (unaudited)

Security name		Shares	Value

IT Services: 3.04%
InterXion Holding NV †		164,210	$6,056,065
Maximus Incorporated		13,290	735,867

			6,791,932

Semiconductors & Semiconductor Equipment: 2.67%
Cavium Incorporated †		37,570	1,450,202
MaxLinear Incorporated Class A †		29,021	521,798
Microsemi Corporation †		57,000	1,862,760
Monolithic Power Systems Incorporated		31,250	2,135,000

			5,969,760

Software: 16.84%
Callidus Software Incorporated †		163,884	3,274,402
CommVault Systems Incorporated †		28,300	1,222,277
CyberArk Software Limited †«		61,150	2,971,279
Fleetmatics Group plc †		62,519	2,708,948
Guidewire Software Incorporated †		17,590	1,086,358
HubSpot Incorporated †«		59,728	2,593,390
Paycom Software Incorporated †		93,850	4,055,259
Paylocity Holding Corporation †«		46,657	2,015,582
Proofpoint Incorporated †		126,400	7,974,576
Qlik Technologies Incorporated †		105,669	3,125,689
Rapid7 Incorporated †«		79,070	994,701
Ringcentral Incorporated Class A †		122,980	2,425,166
Synchronoss Technologies Incorporated †		59,958	1,910,262
Tyler Technologies Incorporated †		7,270	1,211,982

			37,569,871

Total Common Stocks (Cost $197,423,755)			219,802,973

Exchange-Traded Funds: 0.60%
iShares Russell 2000 Growth Index Fund ETF «		9,752	1,337,779

Total Exchange-Traded Funds (Cost $1,376,395)			1,337,779

	Yield
Short-Term Investments: 19.99%

Investment Companies: 19.99%
Securities Lending Cash Investments LLC (l)(r)(u)	0.47%	41,613,795	41,613,795
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	2,990,395	2,990,395

Total Short-Term Investments (Cost $44,604,190)			44,604,190

Total investments in securities (Cost $243,404,340) *	119.09%	265,744,942
Other assets and liabilities, net	(19.09)	(42,602,069)

Total net assets	100.00%	$223,142,873

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016 (unaudited)	Wells Fargo VT Small Cap Growth Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $244,413,458 and unrealized gains (losses) consists of:

Gross unrealized gains	$36,012,148
Gross unrealized losses	(14,680,664)

Net unrealized gains	$21,331,484

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Small Cap Growth Fund	Statement of assets and liabilities—June 30, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $40,641,225 of securities loaned), at value (cost $198,800,150)	$221,140,752
In affiliated securities, at value (cost $44,604,190)	44,604,190

Total investments, at value (cost $243,404,340)	265,744,942
Receivable for investments sold	1,897,641
Receivable for Fund shares sold	76,806
Receivable for dividends	15,028
Receivable for securities lending income	71,861
Prepaid expenses and other assets	1,412

Total assets	267,807,690

Liabilities
Payable for investments purchased	2,544,394
Payable for Fund shares redeemed	253,507
Payable upon receipt of securities loaned	41,613,795
Management fee payable	147,709
Distribution fee payable	41,959
Administration fees payable	14,771
Accrued expenses and other liabilities	48,682

Total liabilities	44,664,817

Total net assets	$223,142,873

NET ASSETS CONSIST OF
Paid-in capital	$180,812,196
Accumulated net investment loss	(325,665)
Accumulated net realized gains on investments	20,315,740
Net unrealized gains on investments	22,340,602

Total net assets	$223,142,873

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$20,442,487
Shares outstanding – Class 1[1]	2,380,963
Net asset value per share – Class 1	$8.59
Net assets – Class 2	$202,700,386
Shares outstanding – Class 2[1]	24,034,182
Net asset value per share – Class 2	$8.43

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2016 (unaudited)	Wells Fargo VT Small Cap Growth Fund	13

Investment income
Dividends	$420,626
Securities lending income, net	477,051
Income from affiliated securities	5,879

Total investment income	903,556

Expenses
Management fee	837,689
Administration fees
Class 1	7,571
Class 2	76,197
Distribution fee
Class 2	238,117
Custody and accounting fees	15,132
Professional fees	20,485
Shareholder report expenses	21,698
Trustees’ fees and expenses	9,965
Other fees and expenses	1,690

Total expenses	1,228,544
Less: Fee waivers and/or expense reimbursements	(355)

Net expenses	1,228,189

Net investment loss	(324,633)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,099,116)
Net change in unrealized gains (losses) on investments	(4,223,399)

Net realized and unrealized gains (losses) on investments	(5,322,515)

Net decrease in net assets resulting from operations	$(5,647,148)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Small Cap Growth Fund	Statement of changes in net assets

	Six months ended June 30, 2016 (unaudited)		Year ended December 31, 2015

Operations
Net investment loss		$(324,633)		$(2,417,468)
Net realized gains (losses) on investments		(1,099,116)		21,693,855
Net change in unrealized gains (losses) on investments		(4,223,399)		(27,525,796)

Net decrease in net assets resulting from operations		(5,647,148)		(8,249,409)

Distributions to shareholders from
Net realized gains
Class 1		0		(3,363,108)
Class 2		0		(29,271,572)

Total distributions to shareholders		0		(32,634,680)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	113,787	905,582	359,480	3,697,863
Class 2	851,267	6,640,060	5,605,448	55,550,499

		7,545,642		59,248,362

Reinvestment of distributions
Class 1	0	0	331,015	3,363,108
Class 2	0	0	2,924,233	29,271,572

		0		32,634,680

Payment for shares redeemed
Class 1	(307,260)	(2,447,795)	(905,115)	(8,809,137)
Class 2	(3,325,524)	(25,577,545)	(4,812,770)	(48,006,796)

		(28,025,340)		(56,815,933)

Net increase (decrease) in net assets resulting from capital share transactions		(20,479,698)		35,067,109

Total decrease in net assets		(26,126,846)		(5,816,980)

Net assets
Beginning of period		249,269,719		255,086,699

End of period		$223,142,873		$249,269,719

Accumulated net investment loss		$(325,665)		$(1,032)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo VT Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)		Year ended December 31
CLASS 1			2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.70		$10.08	$11.32	$7.93	$7.71	$8.06
Net investment loss	(0.00	)[1],[2]	(0.06)	(0.07)	(0.07)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.11)		(0.02)	(0.21)	3.98	0.65	(0.29)

Total from investment operations	(0.11)		(0.08)	(0.28)	3.91	0.61	(0.35)
Distributions to shareholders from
Net realized gains	0.00		(1.30)	(0.96)	(0.52)	(0.39)	0.00
Net asset value, end of period	$8.59		$8.70	$10.08	$11.32	$7.93	$7.71
Total return[3]	(1.26)%		(2.63)%	(1.67)%	50.55%	8.11%	(4.34)%
Ratios to average net assets (annualized)
Gross expenses	0.95%		0.93%	0.93%	0.93%	0.94%	0.94%
Net expenses	0.95%		0.93%	0.93%	0.93%	0.94%	0.94%
Net investment loss	(0.08)%		(0.69)%	(0.75)%	(0.73)%	(0.56)%	(0.73)%
Supplemental data
Portfolio turnover rate	24%		77%	54%	67%	65%	118%
Net assets, end of period (000s omitted)	$20,442		$22,402	$28,121	$35,192	$25,699	$29,351

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo VT Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2016 (unaudited)	Year ended December 31
CLASS 2		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.56	$9.96	$11.22	$7.88	$7.68	$8.05
Net investment loss	(0.02)	(0.08)	(0.10)	(0.09)	(0.07)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.11)	(0.02)	(0.20)	3.95	0.66	(0.28)

Total from investment operations	(0.13)	(0.10)	(0.30)	3.86	0.59	(0.37)
Distributions to shareholders from
Net realized gains	0.00	(1.30)	(0.96)	(0.52)	(0.39)	0.00
Net asset value, end of period	$8.43	$8.56	$9.96	$11.22	$7.88	$7.68
Total return[1]	(1.52)%	(2.88)%	(1.88)%	50.23%	7.87%	(4.60)%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.18%	1.18%	1.18%	1.19%	1.20%
Net expenses	1.20%	1.18%	1.18%	1.18%	1.19%	1.19%
Net investment loss	(0.33)%	(0.93)%	(1.00)%	(0.98)%	(0.81)%	(0.98)%
Supplemental data
Portfolio turnover rate	24%	77%	54%	67%	65%	118%
Net assets, end of period (000s omitted)	$202,700	$226,867	$226,966	$250,473	$182,213	$203,348

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo VT Small Cap Growth Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

18	Wells Fargo VT Small Cap Growth Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”) , an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo VT Small Cap Growth Fund	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$25,955,236	$0	$0	$25,955,236
Energy	6,433,501	0	0	6,433,501
Financials	11,812,825	0	0	11,812,825
Health care	70,413,415	0	0	70,413,415
Industrials	27,659,268	0	0	27,659,268
Information technology	77,528,728	0	0	77,528,728

Exchange-traded fund	1,337,779	0	0	1,337,779

Short-term investments
Investment companies	2,990,395	0	0	2,990,395
Investments measured at net asset value*				41,613,795
Total assets	$224,131,147	$0	$0	$265,744,942

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investment, LLC valued at $41,613,795 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets at the Fund increase. For the six months ended June 30, 2016, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.95% for Class 1 shares and 1.20% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

20	Wells Fargo VT Small Cap Growth Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fees is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2016 were $53,305,178 and $69,542,512, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On July 7, 2016, the Fund declared distributions from long-term capital gains to shareholders of record on July 6, 2016. The per share amounts payable on July 8, 2016 were as follows:

Long-term capital gains
Class 1	$0.82556
Class 2	0.82556

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo VT Small Cap Growth Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo VT Small Cap Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo VT Small Cap Growth Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-260-5969 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

24	Wells Fargo VT Small Cap Growth Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

Other information (unaudited)	Wells Fargo VT Small Cap Growth Fund	25

The Board noted that the performance of the Fund was higher than or in range of the average performance of the Universe for all periods under review except the one-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Growth Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to market factors and investment decisions that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such

26	Wells Fargo VT Small Cap Growth Fund	Other information (unaudited)

as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo VT Small Cap Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244422 08-16 SVT7/SAR144 6-16

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Variable Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 25, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	August 25, 2016